[LOGO OF REGIONS FUNDS]

Family of Funds

Combined Annual Report

Dated November 30, 1999

[LOGO OF REGIONS FUNDS]
                  Funds

President's Message
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Dear Shareholders:

I am pleased to present the Annual Report for the Regions Funds. This report covers activity in the funds over the 12-month reporting period from December 1, 1998 through November 30, 1999.

It begins with an investment review by each fund's portfolio manager (except the Treasury Money Market Fund), which describes economic and market conditions and their impact on fund strategy. Following the investment review are a complete list of fund holdings and the financial statements.

The Regions Funds offer you a range of investment objectives to keep your money working toward your financial goals-from daily income on your ready cash to income on a regular basis to growth for longer-term goals like a child's college education or your retirement. Whatever your goal, there's a Regions fund that may be right for you.

Fund-by-fund highlights over the reporting period are as follows:

Regions Treasury Money Market Fund

This fund continues to give shareholders a convenient, highly conservative way to pursue daily income on their ready cash, with easy access to their money.* The fund's portfolio of U.S. Treasury money market securities paid dividends of $0.04 per share for Trust Shares and Investment Shares during the 12-month reporting period. The 7-day net yields for Trust Shares and Investment Shares for the reporting period ended November 30, 1999, were 4.55% and 4.30%, respectively.** This level of income resulted in a 12-month total return of 4.21% and 3.94%, for Trust Shares and Investment Shares, respectively.** The fund's net assets totaled $613.2 million at the end of the reporting period.

Regions Limited Maturity Government Fund

This diversified portfolio of limited maturity U.S. Treasury Notes, U.S. government agency securities and investment-grade corporate bonds gives shareholders the opportunity to pursue income with limited principal volatility. Over the 12-month reporting period, Trust Shares produced a total return of 2.64%, resulting from income totaling $0.46 per share and a $0.21 decrease in net asset value.*** Investment Shares produced a total return of 2.39%, or (0.55%) adjusted for the fund's contingent deferred sales charge, resulting from an income stream totaling $0.44 per share and an $0.21 decrease in net asset value.*** The fund's net assets reached $113.4 million at the end of the reporting period.

Regions Fixed Income Fund

From a total return perspective, the rising interest rate environment resulted in weak performance from bonds. For Trust Shares, the fund's portfolio of U.S. government bonds and investment-grade corporate bonds produced a monthly income stream totaling $0.53 per share over the 12-month reporting period, which helped compensate for a $0.51 per share decrease in net asset value. As a result, Trust Shares produced a flat total return of 0.24% over the 12-month reporting period.*** Investment Shares, over the 12-month reporting period, produced a flat total return of (0.01%), or

 * An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

 ** Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

*** Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A 3.00% maximum contingent deferred sales charge is applicable to Investment Shares redeemed within three years of their purchase.


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(2.87%) adjusted for the contingent deferred sales charge, through dividends totaling $0.51 per share and a net asset value decrease of $0.51.* The fund's net assets rose to $263.9 million at the end of the reporting period.

Regions Balanced Fund

The fund's combination of high-quality stocks and investment-grade corporate bonds and U.S. government bonds produced a total return for Trust Shares of 10.14% for the reporting period.* Contributing to the total return was a $0.65 rise in net asset value, dividends totaling $0.36 per share and capital gains totaling $0.49 per share. Investment Shares, over the reporting period, produced a total return of 9.82%, or 6.82% adjusted for the contingent deferred sales charge, through dividends totaling $0.32 per share, capital gains totaling $0.49 per share and a net asset value increase of $0.64.* The fund's net assets reached $182.9 million at the end of the reporting period.

Regions Value Fund

The fund's Trust Shares delivered a total return of 5.76% for the reporting period. Contributing to the total return were dividends totaling $0.17 per share and capital gains totaling $2.09 per share.* Investment Shares, over the reporting period, produced a total return of 5.51%, or 2.74% adjusted for the contingent deferred sales charge, the result of dividends totaling $0.13 per share and capital gains totaling $2.09 per share.* Both share classes experienced a net asset value decrease of $1.35. The fund's net assets totaled $282.5 million at the end of the reporting period.

Regions Growth Fund

The fund's diversified portfolio of high-quality growth stocks delivered a strong total return for Trust Shares of 27.42% for the reporting period. Contributing to this total return were a $3.47 rise in net asset value, dividends totaling $0.01 per share and capital gains totaling $1.73 per share.* Investment Shares, over the reporting period, produced a total return of 27.07%, or 24.07% adjusted for the contingent deferred sales charge, through capital gains totaling $1.73 per share and a net asset value increase of $3.41.* The fund's net assets reached $697.9 million at the end of the reporting period.

Regions Aggressive Growth Fund

The newest addition to the Regions Funds family, Regions Aggressive Growth Fund, gives investors the opportunity to pursue long-term capital appreciation through a diversified portfolio of small** and mid-size American companies. The fund produced a strong total return of 50.60% for the reporting period, or 47.42% adjusted for the contingent deferred sales charge.* From March 15, 1999, the date of the mutual fund's initial operation,*** to November 30, 1999, the fund delivered a total return of 33.17%, or 30.17% adjusted for the 3.00% contingent deferred sales charge,* through a significant rise in net asset value and capital gains of $0.62 per share. The fund's net assets reached $96.0 million at the end of the reporting period.

 * Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A 3.00% maximum contingent deferred sales charge is applicable to Investment Shares and shares of the Aggressive Growth Fund redeemed within three years of their purchase.

 ** Small cap stocks have historically experienced greater volatility than average.

*** The fund is the successor to the portfolio of a collective trust fund managed by the Adviser since June 30, 1993. The quoted performance data includes the performance of the collective trust fund for periods before the fund's registration statement became effective. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

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Remember, adding to your account on a regular basis and reinvesting your dividends in additional shares are convenient, painless ways to "pay yourself first" and enjoy the benefit of compounding.*

Thank you for joining with other shareholders who are pursuing a wide range of financial goals through the Regions Funds. As we begin the year 2000, we renew our commitment to bring you the highest level of disciplined decision-making and personal service.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
January 15, 2000

* Systematic investing does not ensure a profit or protect against loss in declining markets.


LIMITED MATURITY GOVERNMENT FUND
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Management and Discussion and Analysis
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  During the fiscal year ended November 30, 1999, the Limited Maturity
Government Fund's Trust Shares produced a total return of 2.64% based on net asset value.* The fund's return is measured against the Merrill Lynch 1-3 year Government/Corporate Index (ML1-3)** which returned 3.47%. We compare our performance to this index because the fund will normally invest at least 65% of the value of its total assets in U. S. government securities, which should closely track the U. S. government allocation in the ML1-3. The balance of the fund's assets may be comprised of corporate bonds, mortgage-backed securities, asset-backed securities, bank instruments, repurchase agreements, and securities of other investment companies. The fund's dollar-weighted average portfolio maturity will normally fluctuate between 1.5-3.0 years.

  During the year, the fund performed in a positive manner in the face of an expected economic improvement coupled with a tight monetary policy by the Federal Reserve Board. The federal funds rate was raised in three increments within the year for a total of 75 basis points. While rates rose across sectors, credit quality concerns diminished and spreads between treasuries and corporates declined slightly enhancing performance of non-treasury investments.

  Our strategy for 1999 has been to maintain the portfolio duration in line with the ML1-3, increase the overall portfolio convexity, and maintain current yield in the face of a positive yield curve. Our forecast is for the economy to slow in 2000 with the fund performance influenced by the trend in interest rates.



 * Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. As of November 30, 1999, the total return for the fund's Investment Shares was 2.39%, or (0.55%) adjusted for the maximum contingent deferred sales charge of 3.00%.

** The Merrill Lynch 1-3 Government/Corporate index is an unmanaged index comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.


LIMITED MATURITY GOVERNMENT FUND-TRUST SHARES
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  Growth of $25,000 Invested in Limited Maturity Government Fund-Trust Shares

  The graph below illustrates the hypothetical investment of $25,000* in the Limited Maturity Government Fund-Trust Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 1999, compared to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3).+

 [GRAPHIC] - See Appendix A1.

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1999

1 Year..........................  2.64%
Start of Performance (5/20/98)..  4.08%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3 has been adjusted to reflect the reinvestment of dividends on securities in the index.

+ The ML1-3 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.


LIMITED MATURITY GOVERNMENT FUND-INVESTMENT SHARES
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Growth of $10,000 Invested in Limited Maturity Government Fund-Investment
Shares

The graph below illustrates the hypothetical investment of $10,000* in the Limited Maturity Government Fund-Investment Shares (the "Fund") from December 12, 1993 (start of performance) to November 30, 1999, compared to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3).**

 [GRAPHIC] - See Appendix A2.

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1999

1 Year...........................    (0.55%)
5 Years..........................     5.52%
Start of Performance (12/12/93)..     4.64%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3 has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

** The ML1-3 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 + Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.


FIXED INCOME FUND
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Management and Discussion and Analysis
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  During the fiscal year ended November 30, 1999, the Fixed Income Fund's
Investment Shares returned (0.01%) based on net asset value.* This compares to the performance of the Merrill Lynch 1-10 Year Government/Corporate Index of 1.13%.** Remember, the market indices bear no transaction costs, no operating expenses and are not required to have cash on hand to meet redemptions. We compare our performance to this index because we typically use a high proportion of U.S. Treasury and agency securities in our portfolios with approximately 20%
- 40% in high quality corporate bonds. We define ourselves as intermediate fixed income managers, since we typically do not buy bonds with maturity in excess of 15 years, and maintain a weighted average life of less than 10 years for the portfolio.

  It is important to recognize that we utilize conservative accounting policies which call for the amortization of premiums. Historically, in a declining interest rate environment, many securities available to us for purchase have been priced above par value or at a premium. We have chosen to amortize this premium which reduces current yield for the fund. Investors who purchase a fund primarily based on current yield should examine the quality and maturity of the securities held and the accounting treatment for amortization of premium. The effect of not amortizing premium is to increase the current yield by, in effect, increasing current distributions to investors by returning a portion of their investment or principal.

  During the year, the fund experienced a fairly consistent decrease in net asset value. The perceived and expected improvement in the economy served as a strong impetus for the Federal Reserve Board (the "Fed") to raise interest rates. As international economic improvement made headline after headline, market participants expected the Fed to revise course and proceed with a "tight" monetary policy. In fact, the Fed did raise the federal funds target rate 75 basis points in three movements in the year. By this time bond yields had risen close to 150 basis points. While rates rose across the board, credit quality concerns lessened, and spreads between corporates and treasuries declined slightly enhancing relative performance of non-treasury investments for the year. The fund's Investment Shares net asset value fell from $10.61 on November 30, 1998 to $10.10 on November 30, 1999.

  Our strategic plan for the fund was to maintain a somewhat defensive posture as we were negative on the markets throughout the year. During the year we have maintained duration at around 100% of the benchmark. While we expect the economy to slow in 2000, the performance of the fund will be influenced by the trend in interest rates.


 * Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for Investment Shares as of November 30, 1999, taking into account the maximum contingent deferred sales charge of 3.00%, was (2.87%). The total return for Trust Shares as of November 30, 1999 was 0.24%.

** The Merrill Lynch 1-10 Year Government/Corporate Index is an unmanaged index comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 9.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.


FIXED INCOME FUND-TRUST SHARES
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          Growth of $25,000 Invested in Fixed Income Fund-Trust Shares

  The graph below illustrates the hypothetical investment of $25,000* in the Fixed Income Fund-Trust Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 1999, compared to the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10)+.

 [GRAPHIC] - See Appendix A3.

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1999

1 Year ..........................  0.24%
Start of Performance (5/20/98) ..  3.31%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-10 has been adjusted to reflect the reinvestment of dividends on securities in the index.

+ The ML1-10 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.


FIXED INCOME FUND-INVESTMENT SHARES
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       Growth of $10,000 Invested in Fixed Income Fund-Investment Shares

  The graph below illustrates the hypothetical investment of $10,000* in the Fixed Income Fund-Investment Shares (the "Fund") from April 20, 1992 (start of performance) to November 30, 1999, compared to the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10).**

 [GRAPHIC] - See Appendix A4.

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1999
1 Year..........................    (2.87%)+
5 Years.........................     6.81%
Start of Performance (4/20/92)..     6.02%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-10 has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

** The ML1-10 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 + Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.


BALANCED FUND
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Management Discussion and Analysis
-------------------------------------------------------------------------------

  During the fiscal year ended November 30, 1999, the Balanced Fund's Investment Shares produced a total return of 9.82% based upon net asset value.* This compares to an 9.80% return for the Standard & Poor's 500 Index (S&P 500)/Lehman Brothers Government/Corporate Index (LBGCI) and a 9.75% return for the Lipper Balanced Fund Index,** which is comprised of the returns of mutual funds with a balanced objective.

  During the previous 12 months stocks significantly outperformed bonds with the S&P 500 returning 20.91% while the (LBGCI) returned (1.31%).*** Within the equity market Technology was by far the best performing sector with Consumer Cyclicals being a distant second. The worst performing sectors were Consumer Staples, Capital Goods, and Finance.

  During 2000 we again expect equities to outperform fixed income securities, but not by as wide a margin as seen during the past few years. We will continue to focus our efforts on large capitalization stocks and high quality intermediate term bonds.



  * Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for Investment Shares, taking into account the maximum contingent deferred sales charge of 3.00%, as of November 30, 1999 was 6.82%. The total return for Trust Shares as of November 30, 1999 was 10.14%.

 ** The S&P 500/LBGCI is a weighted index that combines components of the S&P
    500 and the LBGCI. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% LBGCI throughout the period. Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category. Indexes are unmanaged and investments cannot be made in an index.

*** The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBGCI is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed of the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. Indexes are unmanaged and investments cannot be made in an index.


BALANCED FUND-TRUST SHARES
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            Growth of $25,000 Invested in Balanced Fund-Trust Shares

  The graph below illustrates the hypothetical investment of $25,000* in the Balanced Fund-Trust Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 1999, compared to the Standard & Poor's 500 Index/Lehman Brothers Government/Corporate Index (S&P 500/LBGCI), the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Corporate Index
(LBGCI).**

 [GRAPHIC] - See Appendix A5.

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1999

1 Year..........................  10.14%
Start of Performance (5/20/98)..  11.22%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/LBGCI, S&P 500 and LBGCI have been adjusted to reflect the reinvestment of dividends on securities in the indexes.

** The S&P 500/LBGCI is a weighted index that combines components of the S&P 500 and the LBGCI. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% LBGCI throughout the period. Although the Fund's allocation between equity and debt instruments will vary, the Fund's allocation on November 30, 1999, as indicated in the Fund's financial statements, was 49.1% in equities, 46.9% in debt instruments and the remainder in short-term liquid investments. The S&P 500/LBGCI, S&P 500 and LBGCI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes are unmanaged and investments cannot be made in an index.


BALANCED FUND-INVESTMENT SHARES
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         Growth of $10,000 Invested in Balanced Fund-Investment Shares

  The graph below illustrates the hypothetical investment of $10,000* in the Balanced Fund-Investment Shares (the "Fund") from December 19, 1994 (start of performance) to November 30, 1999, compared to the Standard & Poor's 500 Index/Lehman Brothers Government/Corporate Index (S&P 500/LBGCI), the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/ Corporate
Index (LBGCI).**

  [GRAPHIC] - See Appendix A6.


       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1999

1 Year...........................   6.82%+
Start of Performance (12/19/94)..  15.62%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/LBGCI, S&P 500 and LBGCI have been adjusted to reflect the reinvestment of dividends on securities in the indexes. Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

** The S&P 500/LBGCI is a weighted index that combines components of the S&P 500 and the LBGCI. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% LBGCI throughout the period. Although the Fund's allocation between equity and debt instruments will vary, the Fund's allocation on November 30, 1999, as indicated in the Fund's financial statements, was 49.1% in equities, 46.9% in debt instruments and the remainder in short-term liquid investments. The S&P 500/LBGCI, S&P 500 and LBGCI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes are unmanaged and investments cannot be made in an index.

 + Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.


VALUE FUND
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Management Discussion and Analysis
-------------------------------------------------------------------------------

  The Value Fund's Investment Shares had a total return of 5.51% for the fiscal year ended November 30, 1999.* The S&P 500/Barra Value Index (S&P 500/BV)** had a return of 12.09% for the same period. This index represents the lower half of a price-to-book ranking of the Standard & Poor's 500 Index (the "S&P 500").** The members of the S&P 500 are ranked from highest to lowest by price-to-book ratio. The top one-half of this ranking (by market capitalization) becomes the S&P 500/Barra Growth Index and the lower one-half becomes the S&P 500/BV. The S&P 500/BV currently contains approximately 370 stocks.

  The fund's holdings benefited from a strong stock market during this reporting period. The S&P 500 returned 20.91%, including reinvested dividends, during this period. Corporate earnings growth has been stronger than expected this year, but it has been strong in certain industries and weaker in other industries. Many of the industries with strong earnings growth have been the more traditional growth industries, such as software, personal computers, pharmaceuticals, and telecommunications. The stock market has continued to make record highs, but it has been more volatile than ever before.

  Value stocks did very well in April and May, when investors put money into economically-sensitive industries such as paper, chemicals, and agricultural equipment. However, this rally was short-lived, and the technology stocks resumed their leadership of the market during the summer.

  We plan to remain fully invested in the stock market. Although stocks have had 5 excellent years in a row, performance for the coming year may not be as good as the last year. Interest rates have risen, and could go up a little more in early 2000. We have seen fewer and fewer stocks do well, but the stocks that are doing well have had large enough market capitalizations to drive the performance of the market indices. We will continue to try to keep the fund's dividend above that of the market as a whole.


 * Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for Investment Shares, taking into account the maximum contingent deferred sales charge of 3.00%, as of November 30, 1999 was 2.74%. The total return for Trust Shares as of November 30, 1999 was 5.76%.

** The S&P 500/BV is a sub-index of the S&P 500 representing 50% of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made in an index.


VALUE FUND-TRUST SHARES
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             Growth of $25,000 Invested in Value Fund-Trust Shares

  The graph below illustrates the hypothetical investment of $25,000* in the Value Fund-Trust Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 1999, compared to the Standard & Poor's 500/Barra Value Index (S&P 500/BV).**

[GRAPHIC] - See Appendix A7.


       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1999

1 Year..........................  5.76%
Start of Performance (5/20/98)..  4.06%

Past performance is no guarantee future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV has been adjusted to reflect the reinvestment of dividends on securities in the index.

** The S&P 500/BV is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.


VALUE FUND-INVESTMENT SHARES
-------------------------------------------------------------------------------

           Growth of $10,000 Invested in Value Fund-Investment Shares

  The graph below illustrates the hypothetical investment of $10,000* in the Value Fund-Investment Shares (the "Fund") from December 19, 1994 (start of performance) to November 30, 1999, compared to the Standard & Poor's 500/Barra Value Index (S&P 500/BV).**

  [GRAPHIC] - See Appendix A8.


       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1999

1 Year............................   2.74%+
Start of Performance (12/19/94) ..  17.22%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

** The S&P 500/BV is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 + Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.


GROWTH FUND
-------------------------------------------------------------------------------

Management Discussion and Analysis
-------------------------------------------------------------------------------

  During the fiscal year ended November 30, 1999 the Growth Fund's Investment Shares returned 27.07% based upon net asset value,* which slightly lagged the return of the Standard & Poor's 500/Barra Growth Index of 28.49% and exceeded the Standard & Poor's 500 Index return of 20.91%.**

  The stock market was influenced by two forces during the year which led to periods of volatility; a worldwide rebound from the negative impact of the Asian crisis and the Federal Reserve Board raising rates to slow down that recovery domestically. The result was a year where Technology issues vastly outperformed the market as a whole while most other sectors lagged the market.

  During 2000 we expect the economy to continue to grow, but at a slower pace than 1999; we expect inflation to remain tame but at a higher level than 1999 and we expect corporate profits to expand. We will continue to focus on large capitalization growth companies in this portfolio.


 * Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for Investment Shares, taking into account the maximum contingent deferred sales charge of 3.00%, as of November 30, 1999 was 24.07%. The total return for Trust Shares as of November 30, 1999 was 27.42%.

** The Standard & Poor's 500/Barra Growth Index is a capitalization-weighted index of all the stocks in the S&P 500 that have price-to-book ratios. The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made in an index.


GROWTH FUND-TRUST SHARES
-------------------------------------------------------------------------------

             Growth of $25,000 Invested in Growth Fund-Trust Shares

  The graph below illustrates the hypothetical investment of $25,000* in the Growth Fund-Trust Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 1999, compared to the Standard & Poor's 500 Index (S&P 500).**

[GRAPHIC] - See Appendix A9.


       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1999

1 Year ..........................  27.42%
Start of Performance (5/20/98) ..  26.71%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

** The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.


GROWTH FUND-INVESTMENT SHARES
-------------------------------------------------------------------------------

          Growth of $10,000 Invested in Growth Fund-Investment Shares

  The graph below illustrates the hypothetical investment of $10,000* in the Growth Fund Investment Shares (the "Fund") from April 20, 1992 (start of performance) to November 30, 1999, compared to the Standard & Poor's 500 Index (S&P 500).**

  [GRAPHIC] - See Appendix A10.


       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1999

1 Year ..........................   24.07%+
5 Years..........................   26.83%
Start of Performance (4/20/92) ..   18.58%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

** The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 + Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.


AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------

Management and Discussion and Analysis
-------------------------------------------------------------------------------

  The Aggressive Growth Fund was launched on Monday, March 15, 1999 (the date of the mutual fund's initial operation) with a $10.00 net asset value per share. The fund paid a short-term capital gain of $0.62 on September 30, 1999 and ended the fiscal year with a $12.58 net asset value per share. This resulted in a total return of 33.17%, or 30.17% adjusted for the 3.00% contingent deferred sales charge, over this initial interim period.* Over this period, the Standard & Poor's Midcap 400/Barra Growth Index returned 26.46% while the Standard & Poor's 500 Index returned 8.23%.**

  Investors' rush to invest in technology stocks greatly helped the fund's performance. The fund was over-weighted in technology stocks relative to the Barra Index. Some of the stocks that contributed to the fund's performance were QUALCOMM, Comverse Technology, Citrix Systems, Electronic Arts, Human Genome Sciences, IDEC Pharmaceuticals, Medimmune, and Valuevision.

  During the year, the fund held an average cash position of about 10% and held an average of about 85 stocks. The cash position combined with the large number of stocks were tactics used to help reduce market volatility and to reduce issue-specific risk. The stock market was priced at very high historical valuation ratios, and we were concerned about potential market volatility and valuation levels of individual stocks. By being slightly defensive with the portfolio, we left a few percentage points of performance on the table with an eye on avoiding any major problems.

  We look forward to fiscal 2000. However, one concern we have is the market's fascination with technology stocks. Yes, it's nice to have stocks that may double in a very short time period, but this is historically not the norm. Money flow is generally targeted for technology funds and mid-cap growth funds. This single focus by investors is creating some severe market imbalances. At some point, we believe the tide will turn from technology to other areas. One potential new growth sector is biotechnology that had one of its best years in history, both market-wise and fundamentally. Next to the technology sector, biotech was the fund's second largest sector weight and performer. Biotech offers slower lead times to get products to market, but patent protection generally allows the companies to show years of earnings growth due the successes of new drugs.

  So, our challenge for 2000 will be like any other year: search out potentially attractive stocks, and get aboard early for the ride.


 * Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The Standard & Poor's Midcap 400/Barra Growth Index is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market having the highest price-to-book ratios. The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made in an index.


AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------

              Growth of $10,000 Invested in Aggressive Growth Fund

  The graph below illustrates the hypothetical investment of $10,000* in the Aggressive Growth Fund (the "Fund") from June 30, 1993** (start of performance) to November 30, 1999, compared to the Standard and Poor's 500 Index (S&P 500) and the Standard and Poor's Midcap 400/Barra Growth Index (S&P MC400/BG) and the Lipper Midcap Growth Funds Index (LMGF).***

[GRAPHIC] - See Appendix A11.


       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1999

1 Year..........................    47.42%++
5 Years.........................    25.20%
Start of Performance (6/30/93)..    17.84%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

  * Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a maximum 3.00% contingent deferred sales charge on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, S&P MC400/BG and LMGF have been adjusted to reflect the reinvestment of dividends on securities in the indexes.

 ** The Fund is the successor to a Collective Trust Fund. The quoted performance data includes performance of the Collective Trust Fund for the period from 6/30/93 to 3/15/99 when the Fund first commenced operation, as adjusted to reflect the Fund's anticipated expenses. The Collective Trust Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Trust Fund had been registered under the 1940 Act, the performance may have been adversely affected.

*** The S&P 500, S&P MC400/BG and LMGF are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category. These indexes are unmanaged.

  + For this illustration, the S&P MC400/BG began its performance on March 31, 1997. The index has been assigned a beginning value of $14,261, the value of the Fund on March 31, 1997.

 ++ Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.


Regions Treasury Money Market Fund
Portfolio of Investments
November 30, 1999
-------------------------------------------------------------------------------


  Principal
    Amount                                   Value
------------- -------------------------- ------------
United States Treasury Obligations-96.4%
------------- --------------------------
              U.S. Treasury Bills-70.5%
              --------------------------
 $435,000,000 12/9/1999-3/23/2000        $432,252,352
              -------------------------- ------------
              U.S. Treasury Notes-25.9%
              --------------------------
   55,000,000 5.375%-7.750%, 1/31/2000     55,192,958
              --------------------------
   45,000,000 5.875%, 2/15/2000            45,059,353
              --------------------------
   58,000,000 6.875%, 3/31/2000            58,280,669
              -------------------------- ------------
              Total                       158,532,980
              -------------------------- ------------
              Total United States
              Treasury Obligations
              (at amortized cost)         590,785,332
              -------------------------- ------------


  Shares                                     Value
---------- ----------------------------- ------------
Mutual Fund Shares-3.5%
---------- -----------------------------
           AIM Short-Term Investment Co.
 1,542,595 Prime Portfolio                 $1,542,595
           -----------------------------
           Federated U.S. Treasury Cash
11,578,479 Reserves Fund                   11,578,479
           -----------------------------
           Goldman Sachs Fund Square
 8,560,222 Trust                            8,560,222
           ----------------------------- ------------
           Total Mutual Fund Shares
           (at net asset value)            21,681,296
           ----------------------------- ------------
           Total Investments
           (at amortized cost
           and value)(1)                 $612,466,628
           ----------------------------- ------------

(1) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($613,248,021) at November 30, 1999.

(See Notes which are an integral part of the Financial Statements)


Regions Limited Maturity Government Fund
Portfolio of Investments
November 30, 1999
-------------------------------------------------------------------------------


 Principal
  Amount                                        Value
---------- -------------------------------- ------------
Corporate Bonds-16.6%
---------- --------------------------------
           Commercial Services-2.6%
           --------------------------------
           Dow Jones & Co., 5.750%,
$3,000,000 12/1/2000                          $2,986,680
           -------------------------------- ------------
           Consumer Non-Durables-1.8%
           --------------------------------
 2,000,000 PepsiCo, Inc., 5.875%, 6/1/2000     1,999,940
           -------------------------------- ------------
           Consumer Services-5.3%
           --------------------------------
           Carnival Corp., 5.650%,
 2,000,000 10/15/2000                          1,984,940
           --------------------------------
           Disney (Walt) Co., 5.600%,
 2,000,000 4/17/2000                           1,997,860
           --------------------------------
 2,000,000 Tribune Co., 5.300%, 4/17/2000      1,994,060
           -------------------------------- ------------
           Total                               5,976,860
           -------------------------------- ------------
           Finance-Automotive-1.8%
           --------------------------------
           Ford Motor Credit Corp., 6.375%,
 2,000,000 10/6/2000                           1,997,840
           -------------------------------- ------------
           Finance Companies-1.7%
           --------------------------------
           International Lease Finance
 2,000,000 Corp., 5.400%, 1/22/2002            1,936,440
           -------------------------------- ------------
           Producer Manufacturing-1.7%
           --------------------------------
           Cooper Industries, Inc., 5.620%,
 2,000,000 2/15/2001                           1,971,440
           -------------------------------- ------------
           Utilities-1.7%
           --------------------------------
           Southern California Edison Co.,
 2,000,000 5.875%, 1/15/2001                   1,987,440
           -------------------------------- ------------
           Total Corporate Bonds
           (identified cost $18,946,980)      18,856,640
           -------------------------------- ------------
U.S. Government Agencies-54.0%
---------- --------------------------------
           Federal Farm Credit Bank-3.5%
           --------------------------------
 1,000,000 5.000%, 12/24/2002                    961,010
           --------------------------------
 1,000,000 5.250%, 5/1/2002                      975,490
           --------------------------------
 2,000,000 6.750%, 9/29/2003                   1,985,260
           -------------------------------- ------------
           Total                               3,921,760
           -------------------------------- ------------
           Federal Home Loan Bank-31.6%
           --------------------------------
 2,000,000 4.630%, 10/9/2001                   1,943,100
           --------------------------------
 4,000,000 4.910%, 11/19/2001                  3,903,960
           --------------------------------
 3,300,000 5.005%, 12/4/2001                   3,225,057
           --------------------------------
 1,000,000 5.125%, 2/26/2002                     974,600
           --------------------------------
 3,325,000 5.345%, 2/16/2001                   3,289,622
           --------------------------------
 1,800,000 5.400%, 1/15/2003                   1,743,516
           --------------------------------
 3,000,000 5.410%, 3/26/2002                   2,935,530
           --------------------------------


 Principal
  Amount                                        Value
---------- -------------------------------- ------------
U.S. Government Agencies-Continued
---------- --------------------------------
           Federal Home Loan Bank-Continued
           --------------------------------
$1,000,000 5.460%, 3/29/2004                    $958,060
           --------------------------------
 2,000,000 5.575%, 8/28/2001                   1,977,100
           --------------------------------
 2,000,000 5.580%, 4/9/2001                    1,983,500
           --------------------------------
 3,000,000 5.590%, 3/27/2000                   2,998,530
           --------------------------------
 2,000,000 5.610%, 3/1/2001                    1,984,260
           --------------------------------
 2,000,000 5.620%, 1/12/2001                   1,987,280
           --------------------------------
 2,000,000 5.625%, 6/2/2000                    1,995,120
           --------------------------------
 1,000,000 5.875%, 8/15/2001                     993,810
           --------------------------------
 1,000,000 5.950%, 10/6/2000                     997,820
           --------------------------------
 1,000,000 6.100%, 10/9/2002                     991,680
           --------------------------------
 1,000,000 6.130%, 7/19/2002                     993,010
           -------------------------------- ------------
           Total                              35,875,555
           -------------------------------- ------------
           Federal Home Loan Mortgage
           Corporation-4.4%
           --------------------------------
 1,000,000 5.960%, 10/20/2000                    997,820
           --------------------------------
 2,000,000 7.000%, 11/7/2003                   1,995,520
           --------------------------------
 2,000,000 7.000%, 4/21/2003                   1,996,100
           -------------------------------- ------------
           Total                               4,989,440
           -------------------------------- ------------
           Federal National Mortgage
           Association-14.5%
           --------------------------------
   500,000 MTN, 4/8/2003                         400,865
           --------------------------------
 2,000,000 4.625%, 10/15/2001                  1,942,800
           --------------------------------
 1,000,000 5.250%, 1/15/2003                     967,270
           --------------------------------
 1,000,000 5.600%, 2/2/2001                      993,080
           --------------------------------
 4,000,000 5.860%, 11/7/2000                   3,987,320
           --------------------------------
 2,000,000 6.200%, 6/19/2002                   1,976,560
           --------------------------------
 5,200,000 6.500%, 9/5/2002                    5,162,092
           --------------------------------
 1,000,000 6.750%, 10/30/2002                    997,050
           -------------------------------- ------------
           Total                              16,427,037
           -------------------------------- ------------
           Total U.S. Government
           Agencies (identified cost
           $61,962,371)                       61,213,792
           -------------------------------- ------------
U.S. Treasury Notes-26.6%
---------- --------------------------------
   500,000 STRIP, IO, 5/15/2001                  459,100
           --------------------------------
 1,500,000 5.250%, 1/31/2001                   1,489,815
           --------------------------------
 3,000,000 5.250%, 5/31/2001                   2,971,230
           --------------------------------
 3,000,000 5.250%, 8/15/2003                   2,915,850
           --------------------------------
 4,000,000 5.375%, 6/30/2000                   3,995,880
           --------------------------------


Regions Limited Maturity Government Fund
-------------------------------------------------------------------------------


 Principal
  Amount                          Value
---------- ------------------ ------------
U.S. Treasury Notes-Continued
---------- ------------------
$3,000,000 5.375%, 6/30/2003    $2,932,680
           ------------------
 3,750,000 5.500%, 4/15/2000     3,750,338
           ------------------
   500,000 5.500%, 12/31/2000      498,085
           ------------------
   500,000 5.625%, 11/30/2000      499,160
           ------------------
 1,500,000 5.625%, 2/28/2001     1,495,200
           ------------------
 2,000,000 5.625%, 5/15/2001     1,991,640
           ------------------
 2,450,000 5.625%, 12/31/2002    2,420,747
           ------------------
   500,000 5.750%, 10/31/2000      499,805
           ------------------
 1,200,000 5.750%, 11/30/2002    1,190,424
           ------------------
 1,000,000 5.875%, 6/30/2000     1,001,780
           ------------------


 Principal
  Amount                                      Value
---------- ------------------------------ ------------
U.S. Treasury Notes-Continued
---------- ------------------------------
$1,000,000 6.000%, 8/15/2004                  $994,860
           ------------------------------
 1,000,000 6.250%, 2/15/2003                 1,004,400
           ------------------------------ ------------
           Total U.S. Treasury Notes
           (identified cost $30,331,707)    30,110,994
           ------------------------------ ------------
(1)Repurchase Agreement-1.8%
---------- ------------------------------
           GX Clarke & Co., 5.550%, dated
           11/30/1999, due 12/1/1999
 2,093,669 (at amortized cost)               2,093,669
           ------------------------------ ------------
           Total Investments (identified
           cost $113,334,727)(2)          $112,275,095
           ------------------------------ ------------

(1) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2) The cost of investments for federal tax purposes amounts to $113,334,727. The net unrealized depreciation of investments on a federal tax basis amounts to $1,059,632 which is comprised of $49,836 appreciation and $1,109,468 depreciation at November 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($113,356,834) at November 30, 1999.

The following acronyms are used throughout this portfolio:

IO-Interest only
MTN-Medium Term Note
STRIP-Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)


Regions Fixed Income Fund
Portfolio of Investments
November 30, 1999
-------------------------------------------------------------------------------


Principal
  Amount                                     Value
--------- ------------------------------ ------------
Corporate Bonds-22.4%
--------- ------------------------------
          Consumer Durables-0.4%
          ------------------------------
          Motor Vehicles
          ------------------------------
          Ford Motor Co., Note, 8.875%,
 $880,000 4/1/2006                           $951,650
          ------------------------------ ------------
          Consumer Services-0.6%
          ------------------------------
          Newspapers
          ------------------------------
          Dow Jones & Co., Note, 5.75%,
1,650,000 12/1/2000                         1,642,674
          ------------------------------ ------------
          Consumer Non-Durables-4.2%
          ------------------------------
          Packaged Foods
          ------------------------------
          Campbell Soup Co., Bond,
2,500,000 6.15%, 12/1/2002                  2,461,050
          ------------------------------
          Sara Lee Corp., Note, 5.95%,
5,000,000 1/20/2005                         4,731,200
          ------------------------------ ------------
          Total                             7,192,250
          ------------------------------ ------------
          Personal Care
          ------------------------------
          Avon Products, Inc., Sr. Note,
3,000,000 6.55%, 8/1/2007                   2,847,240
          ------------------------------ ------------
          Soft Drinks
          ------------------------------
          PepsiCo, Inc., Note, 5.875%,
1,000,000 6/1/2000                            999,970
          ------------------------------ ------------
          Total Consumer Non-Durables      11,039,460
          ------------------------------ ------------
          Finance-10.6%
          ------------------------------
          Finance-Automotive
          ------------------------------
          Ford Motor Credit Corp., Sr.
1,000,000 Note, 5.75%, 2/23/2004              954,590
          ------------------------------
          General Motors Acceptance
          Corp., Sr. Unsub., 5.875%,
5,000,000 1/22/2003                         4,848,150
          ------------------------------ ------------
          Total                             5,802,740
          ------------------------------ ------------
          Finance Companies
          ------------------------------
          Associates Corp. of North
          America, Sr. Note, 5.75%,
1,000,000 10/15/2003                          961,710
          ------------------------------
          Commercial Credit Co., Note,
2,000,000 5.90%, 9/1/2003                   1,928,080
          ------------------------------
          Commercial Credit Co., Note,
1,000,000 6.50%, 8/1/2004                     973,770
          ------------------------------
          International Lease Finance
1,000,000 Corp., Note, 5.40%, 1/22/2002       968,220
          ------------------------------


 Principal
  Amount                                        Value
---------- -------------------------------- ------------
Corporate Bonds-Continued
---------- --------------------------------
           Finance-Continued
           --------------------------------
           Finance Companies-Continued
           --------------------------------
           National Rural Utilities
           Cooperative Finance Corp.,
$5,000,000 Note, 6.046%, 4/15/2003            $4,875,800
           --------------------------------
           Sears Roebuck Acceptance
 5,000,000 Corp., Bond, 6.00%, 3/20/2003       4,802,950
           -------------------------------- ------------
           Total                              14,510,530
           -------------------------------- ------------
           Investment
           Bankers/Brokers/Services
           --------------------------------
           Merrill Lynch & Co., Inc., Note,
 5,000,000 6.00%, 2/12/2003                    4,870,550
           --------------------------------
           Morgan Stanley, Dean Witter &
           Co., Sr. Unsub., 5.625%,
 2,000,000 1/20/2004                           1,903,120
           -------------------------------- ------------
           Total                               6,773,670
           -------------------------------- ------------
           Major Banks
           --------------------------------
           SouthTrust Bank of Alabama,
           Birmingham, Sub. Note, 7.00%,
 1,000,000 11/15/2008                            977,020
           -------------------------------- ------------
           Total Finance                      28,063,960
           -------------------------------- ------------
           Non-Energy Materials-3.5%
           --------------------------------
           Aluminum
           --------------------------------
           Alcoa, Inc., Note, 5.75%,
 4,000,000 2/1/2001                            3,958,920
           -------------------------------- ------------
           Chemicals
           --------------------------------
           Air Products & Chemicals, Inc.,
 2,750,000 Note, 6.25%, 6/15/2003              2,647,480
           -------------------------------- ------------
           Chemicals-Specialty
           --------------------------------
           Lubrizol Corp., Sr. Note,
 3,000,000 5.875%, 12/1/2008                   2,695,560
           -------------------------------- ------------
           Total Non-Energy Materials          9,301,960
           -------------------------------- ------------
           Transportation-0.4%
           --------------------------------
           Railroads
           --------------------------------
           Burlington Northern Santa Fe,
           Equip. Trust, Series 99-A,
 1,000,000 5.85%, 5/1/2005                       933,490
           -------------------------------- ------------
           Utilities-2.7%
           --------------------------------
           Electric Utilities: West
           --------------------------------
           Southern California Edison Co.,
 3,000,000 Sr. Note, 5.875%, 1/15/2001         2,981,160
           -------------------------------- ------------


Regions Fixed Income Fund
-------------------------------------------------------------------------------


 Principal
  Amount                                      Value
---------- ------------------------------ ------------
Corporate Bonds-Continued
---------- ------------------------------
           Utilities-Continued
           ------------------------------
           Major U.S.
           Telecommunications
           ------------------------------
           BellSouth Telecommunications,
$2,400,000 Inc., Note, 6.00%, 6/15/2002     $2,359,536
           ------------------------------
           New York Telephone Co.,
 2,000,000 Unsecd. Note, 5.875%, 9/1/2003    1,918,240
           ------------------------------ ------------
           Total                             4,277,776
           ------------------------------ ------------
           Total Utilities                   7,258,936
           ------------------------------ ------------
           Total Corporate Bonds
           (identified cost $61,074,951)    59,192,130
           ------------------------------ ------------
Corporate Notes-5.6%
---------- ------------------------------
           Consumer Services-1.5%
           ------------------------------
           Hotels/Resorts
           ------------------------------
           Carnival Corp., Note, 5.65%,
 4,000,000 10/15/2000                        3,969,880
           ------------------------------ ------------
           Finance-3.7%
           ------------------------------
           Finance Companies
           ------------------------------
           American General Finance
 2,000,000 Corp., Note, 6.05%, 4/9/2003      1,944,940
           ------------------------------
           Associates Corp. of North
           America, Sr. Note, 6.50%,
 2,000,000 7/15/2002                         1,985,760
           ------------------------------
           Associates Corp. of North
           America, Sr. Note, 6.875%,
 1,000,000 8/1/2003                            998,620
           ------------------------------
           Ford Motor Credit Corp., Sr.
 5,000,000 Note, 6.00%, 1/14/2003            4,867,750
           ------------------------------ ------------
           Total Finance                     9,797,070
           ------------------------------ ------------
           Health Technology-0.4%
           ------------------------------
           Major Pharmaceuticals
           ------------------------------
           Warner-Lambert Co., Note,
 1,000,000 5.75%, 1/15/2003                    969,340
           ------------------------------ ------------
           Total Corporate Notes
           (identified cost $14,987,528)    14,736,290
           ------------------------------ ------------
U.S. Government Agencies-57.6%
---------- ------------------------------
           Federal Farm Credit Bank
           ------------------------------
 2,000,000 5.00%, 12/24/2002                 1,922,020
           ------------------------------
 3,200,000 5.10%, 11/9/2005                  2,965,824
           ------------------------------
 3,000,000 5.25%, 12/28/2005                 2,799,480
           ------------------------------
 1,000,000 5.55%, 2/24/2006                    937,610
           ------------------------------
 2,000,000 5.70%, 4/28/2006                  1,892,760
           ------------------------------
 1,000,000 5.75%, 9/1/2005                     959,350
           ------------------------------
 5,500,000 5.79%, 3/15/2006                  5,234,295
           ------------------------------
 1,000,000 5.90%, 1/10/2005                    969,640
           ------------------------------


 Principal
  Amount                                          Value
---------- ---------------------------------- ------------
U.S. Government Agencies-Continued
---------- ----------------------------------
           Federal Farm Credit Bank-Continued
           ----------------------------------
$1,000,000 5.92%, 12/18/2002                      $986,300
           ----------------------------------
 1,300,000 7.15%, 8/25/2005                      1,289,691
           ---------------------------------- ------------
           Total                                19,956,970
           ---------------------------------- ------------
           Federal Home Loan Bank
           ----------------------------------
 7,300,000 5.005%, 12/4/2001                     7,134,217
           ----------------------------------
 1,000,000 5.005%, 10/1/2003                       948,080
           ----------------------------------
 2,200,000 5.08%, 10/14/2005                     2,038,366
           ----------------------------------
 5,000,000 5.10%, 2/5/2004                       4,731,850
           ----------------------------------
 1,750,000 5.125%, 2/26/2002                     1,705,550
           ----------------------------------
 3,000,000 5.125%, 9/15/2003                     2,859,660
           ----------------------------------
 2,000,000 5.135%, 9/23/2003                     1,905,320
           ----------------------------------
 1,000,000 5.19%, 9/23/2003                        953,200
           ----------------------------------
 2,000,000 5.345%, 2/16/2001                     1,978,720
           ----------------------------------
 1,000,000 5.41%, 3/26/2002                        978,510
           ----------------------------------
 2,000,000 5.46%, 3/29/2004                      1,916,120
           ----------------------------------
 3,000,000 5.62%, 1/12/2001                      2,980,920
           ----------------------------------
 1,000,000 5.625%, 6/2/2000                        997,560
           ----------------------------------
 4,000,000 5.69%, 6/19/2003                      3,886,840
           ----------------------------------
 4,000,000 5.70%, 3/25/2003                      3,894,480
           ----------------------------------
 2,000,000 5.717%, 8/25/2003                     1,942,440
           ----------------------------------
 1,000,000 5.72%, 3/6/2003                         974,570
           ----------------------------------
 4,000,000 5.80%, 3/30/2009                      3,708,440
           ----------------------------------
 2,000,000 5.805%, 8/24/2005                     1,924,100
           ----------------------------------
 5,850,000 (1)5.81%, 2/5/2000                    5,733,293
           ----------------------------------
 2,800,000 5.85%, 2/27/2008                      2,615,004
           ----------------------------------
 1,000,000 5.86%, 12/30/2002                       984,490
           ----------------------------------
 3,000,000 6.14%, 12/10/2004                     2,942,127
           ----------------------------------
 1,875,000 6.25%, 8/13/2004                      1,849,387
           ----------------------------------
 3,000,000 7.34%, 10/4/2006                      2,980,500
           ----------------------------------
 1,000,000 7.52%, 8/24/2004                      1,004,160
           ----------------------------------
 1,000,000 7.54%, 10/13/2009                       989,080
           ----------------------------------
           Series F5-2001, 5.52%,
 3,000,000 1/22/2001                             2,975,550
           ---------------------------------- ------------
           Total                                69,532,534
           ---------------------------------- ------------
           Federal Home Loan Mortgage
           Corporation
           ----------------------------------
 2,000,000 6.625%, 11/28/2005                    1,951,520
           ----------------------------------
   950,000 7.00%, 11/7/2003                        947,872
           ----------------------------------
 2,000,000 7.51%, 10/27/2006                     1,994,740
           ----------------------------------


Regions Fixed Income Fund
-------------------------------------------------------------------------------


 Principal
   Amount                                        Value
----------- -------------------------------- ------------
U.S. Government Agencies-Continued
----------- --------------------------------
            Federal Home Loan Mortgage
            Corporation-Continued
            --------------------------------
 $2,000,000 7.53%, 8/7/2006                    $2,004,360
            --------------------------------
            (1)Series 1414, Class F, 6.495%,
    314,132 12/15/1999                            322,016
            --------------------------------
            Series 1475, Class O, 7.00%,
    876,265 2/15/2008                             863,279
            -------------------------------- ------------
            Total                               8,083,787
            -------------------------------- ------------
            Federal National Mortgage
            Association
            --------------------------------
  2,500,000 Discount Note, 10/8/2004            1,819,225
            --------------------------------
  3,500,000 Discount Note, 4/8/2003             2,806,055
            --------------------------------
  2,000,000 5.125%, 2/13/2004                   1,894,760
            --------------------------------
  4,379,705 6.00%, 9/1/2013                     4,193,568
            --------------------------------
  1,700,000 6.75%, 10/30/2002                   1,694,985
            --------------------------------
  1,966,972 7.00%, 9/1/2014                     1,957,747
            --------------------------------
  5,000,000 7.09%, 3/13/2007                    4,947,700
            --------------------------------
  2,000,000 7.27%, 2/14/2007                    1,979,480
            --------------------------------
  2,000,000 7.28%, 10/27/2004                   1,999,280
            --------------------------------
  3,000,000 7.45%, 10/30/2006                   2,993,490
            --------------------------------
 10,000,000 7.55%, 3/27/2007                    9,952,000
            --------------------------------
  2,000,000 8.00%, 9/1/2009                     2,001,700
            --------------------------------
            Series G93-32, Class J, 6.75%,
  3,716,165 5/25/2009                           3,561,721
            --------------------------------
  3,000,000 Series MTN, 7.11%, 3/20/2006        2,970,330
            --------------------------------
            Unsecd. Note, 7.65%,
  3,000,000 11/6/2009                           2,981,490
            --------------------------------
            Unsecd. Note, Series MTN,
  2,000,000 7.07%, 10/24/2006                   1,983,180
            -------------------------------- ------------
            Total                              49,736,711
            -------------------------------- ------------


 Principal
   Amount                                     Value
----------- ----------------------------- ------------
U.S. Government Agencies-Continued
----------- -----------------------------
            Government National
            Mortgage Association
            -----------------------------
 $1,881,426 6.00%, 2/15/2014                $1,800,882
            -----------------------------
  1,229,983 6.00%, 2/15/2014                 1,177,327
            ----------------------------- ------------
            Total                            2,978,209
            ----------------------------- ------------
            Tennessee Valley Authority
            -----------------------------
  2,313,000 STRIPS, PO, 10/15/2003           1,787,995
            ----------------------------- ------------
            Total U.S. Government
            Agencies (identified cost
            $156,230,012)                  152,076,206
            ----------------------------- ------------
U.S. Treasury Obligations-12.3%
----------- -----------------------------
            U.S. Treasury Bonds
            -----------------------------
 12,250,000 IO, 02/15/2006                   8,287,983
            -----------------------------
  7,000,000 7.50%, 5/15/2002                 7,232,680
            ----------------------------- ------------
            Total                           15,520,663
            ----------------------------- ------------
            U.S. Treasury Notes
            -----------------------------
  5,000,000 5.25%, 8/15/2003                 4,859,750
            -----------------------------
  3,300,000 5.50%, 1/31/2003                 3,246,441
            -----------------------------
  3,000,000 5.625%, 2/15/2006                2,911,230
            -----------------------------
  3,000,000 5.875%, 11/15/2005               2,951,940
            -----------------------------
  3,000,000 6.50%, 10/15/2006                3,035,550
            ----------------------------- ------------
            Total                           17,004,911
            ----------------------------- ------------
            Total U.S. Treasury
            Obligations (identified cost
            $32,412,553)                    32,525,574
            ----------------------------- ------------
(2)Repurchase Agreement-1.2%
----------- -----------------------------
            GX Clarke & Co., 5.55%, dated
            11/30/1999, due 12/1/1999
 $3,071,294 (at amortized cost)              3,071,294
            ----------------------------- ------------
            Total Investments (identified
            cost $267,776,338)(3)         $261,601,494
            ----------------------------- ------------

(1) Current rate and next reset date shown.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $267,776,338. The net unrealized depreciation of investments on a federal tax basis amounts to $6,174,844 which is comprised of $607,072 appreciation and $6,781,916 depreciation at November 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($263,921,466) at November 30, 1999.

The following acronyms are used throughout this portfolio:

IO-Interest Only
MTN-Medium Term Note
PO-Principal Only
STRIPS-Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)


Regions Balanced Fund
Portfolio of Investments
November 30, 1999
-------------------------------------------------------------------------------


  Shares                                   Value
---------- --------------------------- ------------
Common Stocks-49.1%
---------- ---------------------------
           Consumer Durables-1.6%
           ---------------------------
           Soft Drinks
           ---------------------------
    27,500 Coca-Cola Co.                 $1,851,094
           ---------------------------
    32,000 PepsiCo, Inc.                  1,106,000
           --------------------------- ------------
           Total Consumer Durables        2,957,094
           --------------------------- ------------
           Consumer Non-Durables-3.7%
           ---------------------------
           Packaged Goods/Cosmetics
           ---------------------------
    22,000 Colgate-Palmolive Co.          1,207,250
           ---------------------------
    16,000 Dial Corp.                       449,000
           ---------------------------
    13,700 Gillette Co.                     550,569
           ---------------------------
    16,000 Kimberly-Clark Corp.           1,022,000
           ---------------------------
    14,400 Procter & Gamble Co.           1,555,200
           --------------------------- ------------
           Total                          4,784,019
           --------------------------- ------------
           Packaged Foods
           ---------------------------
    17,000 General Mills, Inc.              640,688
           ---------------------------
    24,000 Sara Lee Corp.                   582,000
           --------------------------- ------------
           Total                          1,222,688
           --------------------------- ------------
           Paper Products
           ---------------------------
     2,000 International Paper Co.          104,375
           ---------------------------
     2,500 Mead Corp.                        89,219
           --------------------------- ------------
           Total                            193,594
           --------------------------- ------------
           Tobacco
           ---------------------------
    19,000 Philip Morris Cos., Inc.         499,938
           --------------------------- ------------
           Total Consumer Non-Durables    6,700,239
           --------------------------- ------------
           Consumer Services-1.0%
           ---------------------------
           Food Distributors
           ---------------------------
    24,000 Sysco Corp.                      913,500
           --------------------------- ------------
           Restaurants
           ---------------------------
    22,000 McDonald's Corp.                 990,000
           --------------------------- ------------
           Total Consumer Services        1,903,500
           --------------------------- ------------
           Energy Minerals-2.5%
           ---------------------------
           Intergrated Oil Companies
           ---------------------------
     8,800 Chevron Corp.                    779,350
           ---------------------------
    23,200 Exxon Corp.                    1,840,050
           ---------------------------
     9,800 Mobil Corp.                    1,022,263
           ---------------------------
    15,000 Texaco, Inc.                     914,063
           --------------------------- ------------
           Total Energy Minerals          4,555,726
           --------------------------- ------------


  Shares                                            Value
---------- ------------------------------------ ------------
 Common Stocks-Continued
---------- ------------------------------------
           Electronic Technology-10.3%
           ------------------------------------
           Computers-Communications
           ------------------------------------
    33,650 (1)Cisco Systems, Inc.                 $3,001,159
           ------------------------------------ ------------
           Electronic Data Processing
           ------------------------------------
    20,000 (1)Dell Computer Corp.                    860,000
           ------------------------------------
    17,000 (1)Gateway, Inc.                        1,298,375
           ------------------------------------
           International Business Machines
    20,900 Corp.                                   2,154,006
           ------------------------------------
    12,000 (1)Sun Microsystems, Inc.               1,587,000
           ------------------------------------ ------------
           Total                                   5,899,381
           ------------------------------------ ------------
           Semiconductors
           ------------------------------------
    35,500 Intel Corp.                             2,722,406
           ------------------------------------ ------------
           Telecommunication-Equipment
           ------------------------------------
    46,000 Lucent Technologies, Inc.               3,360,875
           ------------------------------------
     9,500 Motorola, Inc.                          1,085,375
           ------------------------------------
    16,200 Nortel Networks Corp.                   1,198,800
           ------------------------------------
    24,000 (1)Tellabs, Inc.                        1,557,000
           ------------------------------------ ------------
           Total                                   7,202,050
           ------------------------------------ ------------
           Total Electronic Technology            18,824,996
           ------------------------------------ ------------
           Finance-8.4%
           ------------------------------------
           Consumer Finance
           ------------------------------------
    13,500 MBNA Corp.                                340,875
           ------------------------------------ ------------
           Diversified Financial Services
           ------------------------------------
    11,000 American Express Co.                    1,664,437
           ------------------------------------
       346 (1)Berkshire Hathaway, Inc., Class B      645,290
           ------------------------------------
    38,000 Citigroup, Inc.                         2,047,250
           ------------------------------------
           Federal National Mortgage
    17,000 Association                             1,132,625
           ------------------------------------ ------------
           Total                                   5,489,602
           ------------------------------------ ------------
           Finance Companies
           ------------------------------------
           S&P Depositary Receipts Trust,
    19,500 ADR                                     2,715,984
           ------------------------------------ ------------
           Life Insurance
           ------------------------------------
     8,500 American General Corp.                    623,156
           ------------------------------------
     6,800 Jefferson-Pilot Corp.                     461,550
           ------------------------------------ ------------
           Total                                   1,084,706
           ------------------------------------ ------------
           Major Banks
           ------------------------------------
    19,000 Bank of America Corp                    1,111,500
           ------------------------------------
    16,800 Chase Manhattan Corp.                   1,297,800
           ------------------------------------
    27,000 Wells Fargo Co.                         1,255,500
           ------------------------------------ ------------
           Total                                   3,664,800
           ------------------------------------ ------------


Regions Balanced Fund
-------------------------------------------------------------------------------


  Shares                                    Value
---------- ---------------------------- ------------
Common Stocks-Continued
---------- ----------------------------
           Finance-Continued
           ----------------------------
           Multi-Line Insurance
           ----------------------------
           American International
    19,750 Group, Inc.                    $2,039,187
           ---------------------------- ------------
           Total Finance                  15,335,154
           ---------------------------- ------------
           Health Technology-5.4%
           ----------------------------
           Major Pharmaceuticals
           ----------------------------
    33,000 American Home Products Corp.    1,716,000
           ----------------------------
    23,800 Bristol-Myers Squibb Co.        1,738,887
           ----------------------------
    16,400 Johnson & Johnson               1,701,500
           ----------------------------
    28,000 Merck & Co., Inc.               2,198,000
           ----------------------------
    45,000 Pfizer, Inc.                    1,628,438
           ----------------------------
    18,000 Schering Plough Corp.             920,250
           ---------------------------- ------------
           Total Health Technology         9,903,075
           ---------------------------- ------------
           Industrial Services-0.9%
           ----------------------------
           Oilfield Services/Equipment
           ----------------------------
    21,000 Halliburton Co.                   812,438
           ----------------------------
    14,500 Schlumberger Ltd.                 870,906
           ---------------------------- ------------
           Total Industrial Services       1,683,344
           ---------------------------- ------------
           Non-Energy Materials-0.5%
           ----------------------------
           Biotechnology
           ----------------------------
     8,900 (1)Amgen, Inc.                    405,506
           ---------------------------- ------------
           Specialty Chemicals
           ----------------------------
           Du Pont (E.I.) de Nemours
     8,800 & Co.                             523,050
           ---------------------------- ------------
           Total Non-Energy Materials        928,556
           ---------------------------- ------------
           Process Industries-2.3%
           ----------------------------
           Multi-Sector Companies
           ----------------------------
    31,600 General Electric Co.            4,108,000
           ---------------------------- ------------
           Producer Manufacturing-0.2%
           ----------------------------
           Motor Vehicles
           ----------------------------
     5,000 General Motors Corp.              360,000
           ---------------------------- ------------
           Retail Trade-3.4%
           ----------------------------
           Building Materials
           ----------------------------
     8,500 Illinois Tool Works, Inc.         550,375
           ----------------------------
    22,000 Tyco International Ltd.           881,375
           ---------------------------- ------------
           Total                           1,431,750
           ---------------------------- ------------
           Building Materials Chains
           ----------------------------
    17,000 Home Depot, Inc.                1,344,063
           ---------------------------- ------------


  Shares                                     Value
---------- ----------------------------- ------------
Common Stocks-Continued
---------- -----------------------------
           Retail Trade-Continued
           -----------------------------
           Discount Stores
           -----------------------------
    53,000 Wal-Mart Stores, Inc.           $3,054,125
           ----------------------------- ------------
           Drug Store Chains
           -----------------------------
     8,000 Walgreen Co.                       233,000
           ----------------------------- ------------
           Food Chains
           -----------------------------
     5,500 Albertsons, Inc.                   175,656
           ----------------------------- ------------
           Total Retail Trade               6,238,594
           ----------------------------- ------------
           Technology Services-3.3%
           -----------------------------
           Computer Software
           -----------------------------
    11,000 (1)BMC Software, Inc.              800,937
           -----------------------------
           Computer Associates
     9,000 International, Inc.                585,000
           -----------------------------
    50,600 (1)Microsoft Corp.               4,606,972
           ----------------------------- ------------
           Total Technology Services        5,992,909
           ----------------------------- ------------
           Utilities-5.6%
           -----------------------------
           Electric Utilities: South
           -----------------------------
     5,000 Duke Energy Corp.                  253,437
           -----------------------------
    15,000 Florida Progress Corp.             641,250
           -----------------------------
    10,800 SCANA Corp.                        292,950
           -----------------------------
    20,000 Southern Co.                       467,500
           ----------------------------- ------------
           Total                            1,655,137
           ----------------------------- ------------
           Major U.S.
           Telecommunications
           -----------------------------
    26,200 AT&T Corp.                       1,463,925
           -----------------------------
    16,500 Bell Atlantic Corp.              1,044,656
           -----------------------------
    26,000 BellSouth Corp.                  1,200,875
           -----------------------------
    24,000 (1)MCI Worldcom, Inc.            1,984,500
           -----------------------------
           (1)Qwest Communications
    12,000 International, Inc.                410,250
           -----------------------------
    45,477 SBC Communications, Inc.         2,361,961
           ----------------------------- ------------
           Total                            8,466,167
           ----------------------------- ------------
           Oil/Gas Transmission
           -----------------------------
     5,500 Williams Cos., Inc. (The)          185,625
           ----------------------------- ------------
           Total Utilities                 10,306,929
           ----------------------------- ------------
           Total Common Stocks
           (identified cost $56,627,154)   89,798,116
           ----------------------------- ------------


Regions Balanced Fund
-------------------------------------------------------------------------------


 Principal
  Amount                                        Value
---------- -------------------------------- ------------
Corporate Bonds-7.1%
---------- --------------------------------
           Consumer Durables-1.1%
           --------------------------------
           Motor Vehicles
           --------------------------------
           Ford Motor Co., Note, 8.875%,
  $120,000 4/1/2006                             $129,770
           --------------------------------
           Ford Motor Credit Corp., Sr.
 1,000,000 Note, 5.75%, 2/23/2004                954,590
           -------------------------------- ------------
           Total                               1,084,360
           -------------------------------- ------------
           Railroads
           --------------------------------
           Burlington Northern Santa Fe,
           Equip. Trust, Series 99-A,
 1,000,000 5.85%, 5/1/2005                       933,490
           -------------------------------- ------------
           Total Consumer Durables             2,017,850
           -------------------------------- ------------
           Consumer Services-0.5%
           --------------------------------
           Newspapers
           --------------------------------
           Dow Jones & Co., Note, 5.75%,
 1,000,000 12/1/2000                             995,560
           -------------------------------- ------------
           Consumer Staples-0.3%
           --------------------------------
           Personal Care
           --------------------------------
           Avon Products, Inc., Sr. Note,
   500,000 6.55%, 8/1/2007                       474,540
           -------------------------------- ------------
           Finance-3.7%
           --------------------------------
           Finance Companies
           --------------------------------
           Commercial Credit Co., Note,
 2,000,000 5.90%, 9/1/2003                     1,928,080
           --------------------------------
           Commercial Credit Co., Note,
 1,000,000 6.50%, 8/1/2004                       973,770
           --------------------------------
           Morgan Stanley, Dean Witter &
           Co., Sr. Unsub., 5.625%,
 1,000,000 1/20/2004                             951,560
           --------------------------------
           National Rural Utilities
           Cooperative Finance Corp.,
   425,000 Note, 6.046%, 4/15/2003               414,443
           --------------------------------
           Sears Roebuck Acceptance
 1,000,000 Corp., Bond, 6.00%, 3/20/2003         960,590
           -------------------------------- ------------
           Total                               5,228,443
           -------------------------------- ------------
           Investment Bankers/Brokers/
           Services
           --------------------------------
           Merrill Lynch & Co., Inc., Note,
   500,000 6.00%, 1/15/2001                      497,030
           --------------------------------
           Merrill Lynch & Co., Inc., Note,
 1,000,000 6.00%, 2/12/2003                      974,110
           -------------------------------- ------------
           Total                               1,471,140
           -------------------------------- ------------
           Total Finance                       6,699,583
           -------------------------------- ------------


 Principal
  Amount                                       Value
---------- ------------------------------- ------------
Corporate Bonds-Continued
---------- -------------------------------
           Process Industries-1.0%
           -------------------------------
           Specialty Chemicals
           -------------------------------
           Air Products & Chemicals, Inc.,
$1,000,000 Note, 6.25%, 6/15/2003              $962,720
           -------------------------------
           Lubrizol Corp., 5.875%,
 1,000,000 12/1/2008                            898,520
           ------------------------------- ------------
           Total Process Industries           1,861,240
           ------------------------------- ------------
           Utilities-0.5%
           -------------------------------
           Electrical Utilities: West
           -------------------------------
           Pacific Gas & Electric Co., 1st
 1,000,000 Ref. Mtg., 5.875%, 10/1/2005         939,140
           ------------------------------- ------------
           Total Corporate Bonds
           (identified cost $13,410,747)     12,987,913
           ------------------------------- ------------
Corporate Notes-3.4%
---------- -------------------------------
           Finance Companies-2.7%
           -------------------------------
           American General Finance
 1,000,000 Corp., Note, 6.05%, 4/9/2003         972,470
           -------------------------------
           Associates Corp. of North
           America, Sr. Note, 6.50%,
   600,000 7/15/2002                            595,728
           -------------------------------
           Associates Corp. of North
           America, Sr. Note, 6.875%,
   500,000 8/1/2003                             499,310
           -------------------------------
           NationsBank Corp., Sr. Note,
 2,850,000 5.80%, 1/31/2001                   2,826,516
           ------------------------------- ------------
           Total Finance Companies            4,894,024
           ------------------------------- ------------
           Hotels/Resorts-0.5%
           -------------------------------
           Carnival Corp., Note, 5.65%,
 1,000,000 10/15/2000                           992,470
           ------------------------------- ------------
           Major Pharmaceuticals-0.2%
           -------------------------------
           Warner-Lambert Co., Note,
   400,000 5.75%, 1/15/2003                     387,736
           ------------------------------- ------------
           Total Corporate Notes
           (identified cost $6,326,600)       6,274,230
           ------------------------------- ------------
U.S. Government Agencies-26.4%
---------- -------------------------------
           Federal Farm Credit Bank
           -------------------------------
 1,000,000 5.92%, 12/18/2002                    986,300
           -------------------------------
   500,000 5.90%, 1/10/2005                     484,820
           -------------------------------
 1,000,000 7.15%, 8/25/2005                     992,070
           -------------------------------
 1,000,000 5.79%, 3/15/2006                     951,690
           -------------------------------
 1,000,000 5.70%, 4/28/2006                     946,380
           -------------------------------
 1,000,000 Unsecd. Note, 5.80%, 6/17/2005       962,930
           -------------------------------
 2,000,000 Unsecd. Note, 5.10%, 11/9/2005     1,853,640
           ------------------------------- ------------
           Total                              7,177,830
           ------------------------------- ------------


Regions Balanced Fund
-------------------------------------------------------------------------------


 Principal
  Amount                                     Value
---------- ----------------------------- ------------
U.S. Government Agencies-Continued
---------- -----------------------------
           Federal Home Loan Bank
           -----------------------------
$1,000,000 5.125%, 9/15/2003                 $953,220
           -----------------------------
 1,000,000 5.70%, 3/25/2003                   973,620
           -----------------------------
 1,000,000 4.63%, 10/9/2001                   971,550
           -----------------------------
 1,000,000 5.005%, 10/1/2003                  948,080
           -----------------------------
 2,000,000 5.08%, 10/14/2005                1,853,060
           -----------------------------
 2,000,000 5.19%, 9/23/2003                 1,906,400
           -----------------------------
   500,000 5.41%, 3/26/2002                   489,255
           -----------------------------
 1,000,000 5.46%, 3/29/2004                   958,060
           -----------------------------
 1,000,000 5.717%, 8/25/2003                  971,220
           -----------------------------
 2,000,000 5.805%, 8/24/2005                1,924,100
           -----------------------------
 1,000,000 6.10%, 10/9/2002                   991,680
           -----------------------------
 1,000,000 6.13%, 7/19/2002                   993,010
           -----------------------------
 1,000,000 6.25%, 8/13/2004                   986,340
           -----------------------------
 2,000,000 7.34%, 10/4/2006                 1,987,000
           -----------------------------
 1,000,000 7.52%, 8/24/2004                 1,004,160
           -----------------------------
   720,000 7.54%, 10/13/2009                  712,138
           -----------------------------
 1,000,000 Series 114, 5.125%, 2/26/2002      974,600
           -----------------------------
 3,000,000 Series BG08, 5.85%, 2/27/2008    2,801,790
           -----------------------------
           Series F5-2001, 5.52%,
 1,550,000 1/22/2001                        1,537,368
           ----------------------------- ------------
           Total                           23,936,651
           ----------------------------- ------------
           Federal Home Loan Mortgage
           Corporation
           -----------------------------
 2,000,000 Deb., 7.51%, 10/27/2006          1,994,740
           ----------------------------- ------------


 Principal
  Amount                                      Value
---------- ------------------------------ ------------
U.S. Government Agencies-Continued
---------- ------------------------------
           Federal National Mortgage
           Association
           ------------------------------
           Series G93-32, Class J, 6.75%,
  $500,000 5/25/2009                          $479,220
           ------------------------------
 1,500,000 Discount Note, 10/8/2004          1,091,535
           ------------------------------
 2,000,000 8.00%, 9/1/2009                   2,001,700
           ------------------------------
 1,000,000 6.70%, 12/12/2006                   977,610
           ------------------------------
   500,000 6.82%, 12/13/2006                   498,260
           ------------------------------
 1,966,972 7.00%, 9/1/2014                   1,957,747
           ------------------------------
 1,000,000 7.28%, 10/27/2004                   999,640
           ------------------------------
 2,000,000 7.45%, 10/30/2006                 1,995,660
           ------------------------------
           Unsecd. Note, 6.20%,
   700,000 6/19/2002                           691,796
           ------------------------------
           Unsecd. Note, 7.65%,
 2,000,000 11/6/2009                         1,987,660
           ------------------------------ ------------
           Total                            12,680,828
           ------------------------------ ------------
           Government National
           Mortgage Association
           ------------------------------
   940,713 6.00%, 2/15/2014                    900,441
           ------------------------------
   483,219 6.00%, 2/15/2014                    462,533
           ------------------------------ ------------
           Total                             1,362,974
           ------------------------------ ------------
           Tennessee Valley Authority
           ------------------------------
 1,500,000 STRIPS, PO, 10/15/2003            1,159,530
           ------------------------------ ------------
           Total U.S. Government
           Agencies (identified cost
           $49,625,013)                     48,312,553
           ------------------------------ ------------


Regions Balanced Fund
-------------------------------------------------------------------------------


 Principal
  Amount                             Value
---------- --------------------- ------------
U.S. Treasury Obligations-10.0%
---------- ---------------------
           U.S. Treasury Notes
           ---------------------
$2,000,000 STRIPS, IO, 2/15/2006   $1,353,140
           ---------------------
 2,500,000 STRIPS, IO, 5/15/2001    2,295,500
           ---------------------
   700,000 4.25%, 11/15/2003          655,480
           ---------------------
 2,000,000 5.25%, 8/15/2003         1,943,900
           ---------------------
 2,000,000 5.50%, 1/31/2003         1,967,540
           ---------------------
 1,000,000 5.625%, 12/31/2002         988,060
           ---------------------
 1,000,000 5.625%, 2/15/2006          970,410
           ---------------------
 1,000,000 5.625%, 2/28/2001          996,800
           ---------------------
 2,000,000 5.875%, 11/15/2005       1,967,960
           ---------------------
 1,000,000 6.25%, 2/15/2003         1,004,400
           ---------------------


 Principal
  Amount                                     Value
---------- ----------------------------- ------------
U.S. Treasury Obligations-Continued
---------- -----------------------------
           U.S. Treasury Notes-Continued
           -----------------------------
$3,000,000 6.50%, 10/15/2006               $3,035,550
           -----------------------------
 1,000,000 7.50%, 5/15/2002                 1,033,240
           ----------------------------- ------------
           Total U.S. Treasury
           Obligations (identified cost
           $18,293,797)                    18,211,980
           ----------------------------- ------------
(2)Repurchase Agreement-3.3%
---------- -----------------------------
           GX Clarke & Co., 5.55%, dated
           11/30/1999, due 12/1/1999
 6,041,884 (at amortized cost)              6,041,884
           ----------------------------- ------------
           Total Investments (identified
           cost $150,325,195)(3)         $181,626,676
           ----------------------------- ------------

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $150,325,195. The net unrealized appreciation of investments on a federal tax basis amounts to $31,301,481 which is comprised of $34,222,760 appreciation and $2,921,279 depreciation at November 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($182,905,413) at November 30, 1999.

The following acronyms are used throughout this portfolio:

ADR-American Depositary Receipt
IO-Interest Only
PO-Principal Only
STRIPS-Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)


Regions Value Fund
Portfolio of Investments
November 30, 1999
-------------------------------------------------------------------------------


  Shares                                       Value
--------- -------------------------------- ------------
Common Stocks-96.6%
--------- --------------------------------
          Commercial Services-2.1%
          --------------------------------
          Commercial Services/
          Miscellaneous
          --------------------------------
   40,000 (1)Cendant Corp.                     $662,500
          -------------------------------- ------------
          Computer Services
          --------------------------------
   22,000 (1)Computer Sciences Corp.          1,435,500
          --------------------------------
   28,000 Electronic Data Systems Corp.       1,800,750
          -------------------------------- ------------
          Total                               3,236,250
          -------------------------------- ------------
          Data Processing
          --------------------------------
   27,000 First Data Corp.                    1,167,750
          -------------------------------- ------------
          Food Distributors
          --------------------------------
   30,000 ConAgra, Inc.                         723,750
          -------------------------------- ------------
          Total Commercial Services           5,790,250
          -------------------------------- ------------
          Consumer Durables-4.0%
          --------------------------------
          Footwear
          --------------------------------
   17,000 Nike, Inc., Class B                   782,000
          -------------------------------- ------------
          Motor Vehicles
          --------------------------------
   68,000 Ford Motor Co.                      3,434,000
          --------------------------------
   36,000 General Motors Corp.                2,592,000
          -------------------------------- ------------
          Total                               6,026,000
          -------------------------------- ------------
          Newspapers
          --------------------------------
   24,000 Gannett Co., Inc.                   1,717,500
          --------------------------------
   20,000 Tribune Co.                           961,250
          -------------------------------- ------------
          Total                               2,678,750
          -------------------------------- ------------
          Photographic Products
          --------------------------------
   30,000 Eastman Kodak Co.                   1,856,250
          -------------------------------- ------------
          Total Consumer Durables            11,343,000
          -------------------------------- ------------
          Consumer Non-Durables-1.2%
          --------------------------------
          Tobacco
          --------------------------------
  133,000 Philip Morris Cos., Inc.            3,499,563
          -------------------------------- ------------
          Consumer Services-6.2%
          --------------------------------
          Broadcasting
          --------------------------------
   39,000 CBS Corp.                           2,028,000
          --------------------------------
          (1)Clear Channel Communications,
   17,000 Inc.                                1,366,370
          --------------------------------
   33,000 (1)MediaOne Group, Inc.             2,615,250
          -------------------------------- ------------
          Total                               6,009,620
          -------------------------------- ------------
          Hotels/Resorts
          --------------------------------
   37,000 Carnival Corp., Class A             1,632,620
          --------------------------------
          Marriott International, Inc.,
   12,000 Class A                               390,750
          -------------------------------- ------------
          Total                               2,023,370
          -------------------------------- ------------


  Shares                                   Value
--------- ---------------------------- ------------
Common Stocks-Continued
--------- ----------------------------
          Consumer Services-Continued
          ----------------------------
          Leisure Products
          ----------------------------
   14,000 Mattel, Inc.                     $200,375
          ---------------------------- ------------
          Media Conglomerates
          ----------------------------
  110,000 Disney (Walt) Co.               3,066,250
          ----------------------------
   23,000 Seagram Co. Ltd.                1,001,933
          ----------------------------
   36,000 (1)Viacom, Inc., Class B        1,791,000
          ---------------------------- ------------
          Total                           5,859,183
          ---------------------------- ------------
          Restaurants
          ----------------------------
   78,000 McDonald's Corp.                3,510,000
          ---------------------------- ------------
          Total Consumer Services        17,602,548
          ---------------------------- ------------
          Electronic Technology-6.8%
          ----------------------------
          Aerospace
          ----------------------------
   57,000 Boeing Co.                      2,326,313
          ----------------------------
    7,000 General Dynamics Corp.            360,938
          ----------------------------
   42,000 Lockheed Martin Corp.             834,750
          ---------------------------- ------------
          Total                           3,522,001
          ---------------------------- ------------
          Computer Software
          ----------------------------
   17,000 (1)Novell, Inc.                   332,563
          ---------------------------- ------------
          Electrical Equipment
          ----------------------------
   24,000 Emerson Electric Co.            1,368,000
          ----------------------------
   12,000 Honeywell, Inc.                 1,343,250
          ----------------------------
    8,000 Rockwell International Corp.      397,000
          ---------------------------- ------------
          Total                           3,108,250
          ---------------------------- ------------
          Electronic Data Processing
          ----------------------------
   90,000 Compaq Computer Corp.           2,199,375
          ----------------------------
   58,000 Hewlett-Packard Co.             5,502,750
          ---------------------------- ------------
          Total                           7,702,125
          ---------------------------- ------------
          Semiconductors
          ----------------------------
   13,000 Micron Technology, Inc.           872,625
          ---------------------------- ------------
          Telecommunications Equipment
          ----------------------------
   33,000 Motorola, Inc.                  3,770,250
          ---------------------------- ------------
          Total Electronic Technology    19,307,814
          ---------------------------- ------------
          Energy Minerals-12.0%
          ----------------------------
          Intergrated Oil Companies
          ----------------------------
   27,000 Atlantic Richfield Co.          2,602,125
          ----------------------------
   25,000 Burlington Resources, Inc.        840,625
          ----------------------------
   38,000 Chevron Corp.                   3,365,375
          ----------------------------


Regions Value Fund
-------------------------------------------------------------------------------


  Shares                                         Value
--------- ---------------------------------- ------------
Common Stocks-Continued
--------- ----------------------------------
          Energy Minerals-Continued
          ----------------------------------
          Integrated Oil Companies-Continued
          ----------------------------------
   35,000 Conoco, Inc., Class B                  $916,563
          ----------------------------------
  136,000 Exxon Corp.                          10,786,500
          ----------------------------------
   46,000 Mobil Corp.                           4,798,375
          ----------------------------------
   24,000 Phillips Petroleum Co.                1,147,500
          ----------------------------------
          Royal Dutch Petroleum Co.,
  119,000 ADR                                   6,902,000
          ----------------------------------
   30,000 Texaco, Inc.                          1,828,125
          ----------------------------------
   24,000 Unocal Corp.                            796,500
          ---------------------------------- ------------
          Total Energy Minerals                33,983,688
          ---------------------------------- ------------
          Finance-27.6%
          ----------------------------------
          Consumer Finance
          ----------------------------------
   40,000 MBNA Corp.                            1,010,000
          ---------------------------------- ------------
          Diversified Financial Services
          ----------------------------------
  187,500 Citigroup, Inc.                      10,101,563
          ---------------------------------- ------------
          Finance Companies
          ----------------------------------
   23,000 American Express Co.                  3,480,188
          ----------------------------------
          Associates First Capital Corp.,
   42,000 Class A                               1,396,500
          ----------------------------------
          Federal National Mortgage
   56,000 Association                           3,731,000
          ----------------------------------
          Federal Home Loan Mortgage
   35,000 Corporation                           1,728,125
          ----------------------------------
   26,000 Household International, Inc.         1,028,625
          ---------------------------------- ------------
          Total                                11,364,438
          ---------------------------------- ------------
          Insurance/Miscellaneous
          ----------------------------------
   10,500 AON Corp.                               374,719
          ----------------------------------
   12,000 Marsh & McLennan Co., Inc.              943,500
          ---------------------------------- ------------
          Total                                 1,318,219
          ---------------------------------- ------------
          Investment Bankers/Brokers/
          Services
          ----------------------------------
    8,000 J.P. Morgan & Co., Inc.               1,052,000
          ----------------------------------
   16,000 Merrill Lynch & Co., Inc.             1,290,000
          ----------------------------------
          Morgan Stanley, Dean Witter
   31,000 & Co.                                 3,739,375
          ---------------------------------- ------------
          Total                                 6,081,375
          ---------------------------------- ------------
          Major Banks
          ----------------------------------
   15,000 BB&T Corp.                              481,875
          ----------------------------------
   63,000 Bank One Corporation                  2,220,750
          ----------------------------------
   93,000 Bank of America Corp                  5,440,500
          ----------------------------------
   40,000 Bank of New York Co., Inc.            1,595,000
          ----------------------------------
   46,000 Chase Manhattan Corp.                 3,553,500
          ----------------------------------


  Shares                                    Value
--------- ----------------------------- ------------
Common Stocks-Continued
--------- -----------------------------
          Finance-Continued
          -----------------------------
          Major Banks-Continued
          -----------------------------
    7,000 Comerica, Inc.                    $371,000
          -----------------------------
   16,000 Fifth Third Bancorp              1,120,000
          -----------------------------
   50,000 Firstar Corp.                    1,300,000
          -----------------------------
   54,000 First Union Corp.                2,089,125
          -----------------------------
   70,000 FleetBoston Financial Corp.      2,646,875
          -----------------------------
   20,000 KeyCorp                            540,000
          -----------------------------
   27,000 Mellon Financial Corp.             983,813
          -----------------------------
   30,000 National City Corp.                748,125
          -----------------------------
    8,000 Northern Trust Corp.               774,500
          -----------------------------
   14,000 PNC Bank Corp.                     780,500
          -----------------------------
   12,000 State Street Corp.                 881,250
          -----------------------------
   25,000 SunTrust Banks, Inc.             1,746,875
          -----------------------------
   40,000 U.S. Bancorp, Inc.               1,367,500
          -----------------------------
   18,000 Wachovia Corp.                   1,393,875
          -----------------------------
   92,000 Wells Fargo Co.                  4,278,000
          ----------------------------- ------------
          Total                           34,313,063
          ----------------------------- ------------
          Multi-line Insurance
          -----------------------------
   50,000 Allstate Corp.                   1,309,375
          -----------------------------
          American International
   84,000 Group, Inc.                      8,673,000
          -----------------------------
   10,000 CIGNA Corp.                        822,500
          -----------------------------
          Hartford Financial Services
   11,000 Group, Inc.                        513,563
          ----------------------------- ------------
          Total                           11,318,438
          ----------------------------- ------------
          Property-Casualty Insurers
          -----------------------------
   24,000 Chubb Corp.                      1,285,500
          -----------------------------
    3,500 Progressive Corp., OH              281,969
          ----------------------------- ------------
          Total                            1,567,469
          ----------------------------- ------------
          Savings & Loan
          -----------------------------
   30,000 Washington Mutual, Inc.            870,000
          ----------------------------- ------------
          Total Finance                   77,944,565
          ----------------------------- ------------
          Healthcare/Drug-1.4%
          -----------------------------
          Hospital Management
          -----------------------------
   56,000 Columbia/HCA Healthcare Corp.    1,526,000
          ----------------------------- ------------
          Major Pharmaceuticals
          -----------------------------
   29,000 Pharmacia & Upjohn, Inc.         1,585,938
          ----------------------------- ------------
          Managed Care
          -----------------------------
    7,000 Aetna, Inc.                        382,375
          -----------------------------
    8,000 United Healthcare Corp.            415,500
          ----------------------------- ------------
          Total                              797,875
          ----------------------------- ------------
          Total Healthcare/Drug            3,909,813
          ----------------------------- ------------


Regions Value Fund
-------------------------------------------------------------------------------


  Shares                                      Value
--------- ------------------------------- ------------
Common Stocks-Continued
--------- -------------------------------
          Industrial Services-1.1%
          -------------------------------
          Oilfield Services/Equipment
          -------------------------------
   32,000 Halliburton Co.                   $1,238,000
          -------------------------------
   31,000 Schlumberger Ltd.                  1,861,938
          ------------------------------- ------------
          Total Industrial Services         3,099,938
          ------------------------------- ------------
          Life Insurance-2.6%
          -------------------------------
          Life Insurance
          -------------------------------
   15,000 Aflac, Inc.                          718,125
          -------------------------------
   23,000 American General Corp.             1,686,188
          -------------------------------
   85,000 Conseco, Inc.                      1,721,250
          -------------------------------
   40,000 Jefferson-Pilot Corp.              2,715,000
          -------------------------------
   10,000 Lincoln National Corp.               416,875
          ------------------------------- ------------
          Total Life Insurance               7,257,438
          ------------------------------- ------------
          Non-Energy Minerals-1.5%
          -------------------------------
          Aluminum
          -------------------------------
   43,000 Alcoa, Inc.                        2,816,500
          ------------------------------- ------------
          Forest Products
          -------------------------------
    9,000 Weyerhaeuser Co.                     551,250
          ------------------------------- ------------
          Other Metals/Minerals
          -------------------------------
   16,000 Phelps Dodge Corp.                   832,000
          ------------------------------- ------------
          Total Non-Energy Minerals          4,199,750
          ------------------------------- ------------
          Process Industries-5.6%
          -------------------------------
          Chemicals
          -------------------------------
   27,000 Air Products & Chemicals, Inc.       874,125
          -------------------------------
   15,000 Dow Chemical Co.                   1,756,875
          -------------------------------
   57,000 Du Pont (E.I.) de Nemours & Co.    3,387,938
          ------------------------------- ------------
          Total                              6,018,938
          ------------------------------- ------------
          Diversified Chemicals
          -------------------------------
   55,000 Monsanto Co.                       2,320,313
          -------------------------------
   18,000 PPG Industries, Inc.               1,054,125
          ------------------------------- ------------
          Total                              3,374,438
          ------------------------------- ------------
          Paper
          -------------------------------
   20,000 Georgia-Pacific Corp.                796,250
          -------------------------------
   35,000 International Paper Co.            1,826,563
          -------------------------------
   74,000 Mead Corp.                         2,640,875
          ------------------------------- ------------
          Total                              5,263,688
          ------------------------------- ------------
          Multi Sector Industries
          -------------------------------
   34,000 Raytheon Co., Class B              1,043,375
          ------------------------------- ------------
          Total Process Industries          15,700,439
          ------------------------------- ------------



  Shares                                   Value
--------- ---------------------------- ------------
Common Stocks-Continued
--------- ----------------------------
          Producer Manufacturing-5.9%
          ----------------------------
          Auto Parts: O.E.M.
          ----------------------------
   10,000 Dana Corp.                       $277,500
          ----------------------------
   25,161 Delphi Auto Systems Corp.         396,286
          ----------------------------
   52,000 Genuine Parts Co.               1,339,000
          ----------------------------
   10,000 Goodyear Tire & Rubber Co.        337,500
          ----------------------------
   10,000 TRW, Inc.                         521,875
          ---------------------------- ------------
          Total                           2,872,161
          ---------------------------- ------------
          Building Materials
          ----------------------------
   25,000 Masco Corp.                       631,250
          ----------------------------
   15,000 Vulcan Materials Co.              603,750
          ---------------------------- ------------
          Total                           1,235,000
          ---------------------------- ------------
          Diversified Manufacture
          ----------------------------
   43,000 Illinois Tool Works, Inc.       2,784,250
          ----------------------------
          Minnesota Mining &
   23,000 Manufacturing Co.               2,197,938
          ----------------------------
    7,000 Textron, Inc.                     497,438
          ----------------------------
   26,000 United Technologies Corp.       1,469,000
          ---------------------------- ------------
          Total                           6,948,626
          ---------------------------- ------------
          Foods
          ----------------------------
   40,000 Coca Cola Enterprises, Inc.       847,500
          ----------------------------
   50,000 Nabisco Group Holdings Corp.      578,125
          ---------------------------- ------------
          Total                           1,425,625
          ---------------------------- ------------
          Industrial Machinery/
          Components
          ----------------------------
   17,000 Caterpillar, Inc.                 788,375
          ----------------------------
   10,000 Deere & Co.                       429,375
          ----------------------------
   47,000 Ingersoll-Rand Co.              2,276,563
          ---------------------------- ------------
          Total                           3,494,313
          ---------------------------- ------------
          Oil & Gas-Drill & Equipment
          ----------------------------
   24,000 Baker Hughes, Inc.                606,000
          ---------------------------- ------------
          Total Producer Manufacturing   16,581,725
          ---------------------------- ------------
          Retail Trade-3.9%
          ----------------------------
          Apparel
          ----------------------------
   11,000 Limited, Inc.                     466,813
          ---------------------------- ------------
          Building Supplies
          ----------------------------
   23,000 Lowe's Co., Inc.                1,145,688
          ---------------------------- ------------
          Computer Electronics
          ----------------------------
   45,000 Circuit City Stores, Inc.       2,182,500
          ---------------------------- ------------
          Drug Store Chains
          ----------------------------
   25,000 Rite Aid Corp.                    189,063
          ---------------------------- ------------


Regions Value Fund
-------------------------------------------------------------------------------


  Shares                                   Value
--------- ---------------------------- ------------
Common Stocks-Continued
--------- ----------------------------
          Retail Trade-Continued
          ----------------------------
          General Merchandise
          ----------------------------
   13,000 Costco Wholesale Corp.         $1,191,938
          ----------------------------
   23,000 (1)K Mart Corp.                   228,563
          ----------------------------
   17,000 Sears, Roebuck & Co.              581,188
          ---------------------------- ------------
          Total                           2,001,689
          ---------------------------- ------------
          Major Department Stores
          ----------------------------
   53,550 Albertsons, Inc.                1,710,253
          ----------------------------
   23,000 Dayton-Hudson Corp.             1,622,938
          ----------------------------
          (1)Federated Department
   10,000 Stores, Inc.                      470,625
          ----------------------------
   16,000 May Department Stores Co.         538,000
          ----------------------------
   20,000 Nordstrom, Inc.                   556,250
          ----------------------------
   12,000 Penney (J.C.) Co., Inc.           267,750
          ---------------------------- ------------
          Total                           5,165,816
          ---------------------------- ------------
          Total Retail Trade             11,151,569
          ---------------------------- ------------
          Transportation-2.0%
          ----------------------------
          Air Freight
          ----------------------------
   14,000 (1)FDX Corp.                      590,625
          ---------------------------- ------------
          Airlines
          ----------------------------
    9,000 (1)AMR Corp.                      547,875
          ----------------------------
    7,000 Delta Air Lines, Inc.             344,750
          ----------------------------
   75,000 Southwest Airlines Co.          1,223,438
          ---------------------------- ------------
          Total                           2,116,063
          ---------------------------- ------------
          Railroads
          ----------------------------
   32,000 Burlington Northern Santa Fe      928,000
          ----------------------------
   10,000 CSX Corp.                         355,625
          ----------------------------
   25,000 Norfolk Southern Corp.            534,375
          ----------------------------
   22,000 Union Pacific Corp.             1,035,375
          ---------------------------- ------------
          Total                           2,853,375
          ---------------------------- ------------
          Total Transportation            5,560,063
          ---------------------------- ------------


 Shares or
 Principal
  Amount                                      Value
---------- ------------------------------ ------------
Common Stocks-Continued
---------- ------------------------------
           Utilities-12.7%
           ------------------------------
           Electric Companies
           ------------------------------
    27,200 Dominion Resources, Inc.         $1,234,200
           ------------------------------
    49,000 Edison International              1,298,500
           ------------------------------
           Public Service Enterprises
    30,500 Group, Inc.                       1,067,500
           ------------------------------
    41,600 Reliant Energy, Inc.              1,032,200
           ------------------------------
    32,400 Unicom Corp.                      1,034,775
           ------------------------------ ------------
           Total                             5,667,175
           ------------------------------ ------------
           Electric Utilities: South
           ------------------------------
    15,900 (1)AES Corp.                        921,206
           ------------------------------
    30,500 Consolidated Edison Co.           1,052,250
           ------------------------------
    34,165 Duke Energy Corp.                 1,731,738
           ------------------------------
    24,539 FPL Group, Inc.                   1,073,581
           ------------------------------
    47,500 P G & E Corp.                     1,062,813
           ------------------------------
    72,700 Southern Co.                      1,699,363
           ------------------------------
    35,000 Texas Utilities Co.               1,253,438
           ------------------------------ ------------
           Total                             8,794,389
           ------------------------------ ------------
           Major U.S.
           Telecommunications
           ------------------------------
    18,000 Alltel Corp.                      1,557,000
           ------------------------------
   106,000 (1)MCI Worldcom, Inc.             8,764,875
           ------------------------------
    74,000 Nortel Networks Corp.             5,476,000
           ------------------------------
    50,000 Sprint Corp.                      3,468,750
           ------------------------------
    24,000 (1)Sprint PCS Group               2,202,000
           ------------------------------ ------------
           Total                            21,468,625
           ------------------------------ ------------
           Total Utilities                  35,930,189
           ------------------------------ ------------
           Total Common Stocks
           (identified cost $256,966,273)  272,862,352
           ------------------------------ ------------
(2)Repurchase Agreement-3.3%
-----------------------------------------
           GX Clarke & Co., 5.55%, dated
           11/30/1999, due 12/1/1999
$9,323,171 (at amortized cost)               9,323,171
           ------------------------------ ------------
           Total Investments (identified
           cost $266,289,444)(3)          $282,185,523
           ------------------------------ ------------

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $267,079,309. The net unrealized appreciation of investments on a federal tax basis amounts to $15,106,214 which is comprised of $38,878,319 appreciation and $23,772,105 depreciation at November 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($282,522,657) at November 30, 1999.

The following acronym is used throughout this portfolio:

ADR-American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


Regions Growth Fund
Portfolio of Investments
November 30, 1999
-------------------------------------------------------------------------------


   Shares                                   Value
----------- --------------------------- ------------
Common Stocks-96.8%
----------- ---------------------------
            Banking-1.2%
            ---------------------------
    181,000 Wells Fargo Co.               $8,416,500
            --------------------------- ------------
            Biotechnology-1.0%
            ---------------------------
    158,000 (1)Amgen, Inc.                 7,198,875
            --------------------------- ------------
            Capital Goods-7.3%
            ---------------------------
            Equipment-Machinery
            ---------------------------
    377,000 General Electric Co.          49,010,000
            ---------------------------
     44,000 Pitney Bowes, Inc.             2,109,250
            --------------------------- ------------
            Total Capital Goods           51,119,250
            --------------------------- ------------
            Commercial Cyclical-6.9%
            ---------------------------
            Merchandise/Mass
            Merchandising
            ---------------------------
    507,000 Wal-Mart Stores, Inc.         29,215,875
            --------------------------- ------------
            Merchandise/Specialty
            ---------------------------
     53,500 Gap (The), Inc.                2,166,750
            ---------------------------
    175,000 Home Depot, Inc.              13,835,938
            ---------------------------
     97,000 Walgreen Co.                   2,825,125
            --------------------------- ------------
            Total                         18,827,813
            --------------------------- ------------
            Total Commercial Cyclical     48,043,688
            --------------------------- ------------
            Commercial
            Non-Cyclical-4.9%
            ---------------------------
            Tobacco/Cosmetics/Household
            ---------------------------
     34,000 Clorox Co.                     1,515,125
            ---------------------------
     95,000 Colgate-Palmolive Co.          5,213,125
            ---------------------------
    139,000 Gillette Co.                   5,586,062
            ---------------------------
     67,000 Kimberly-Clark Corp.           4,279,625
            ---------------------------
    164,000 Procter & Gamble Co.          17,712,000
            --------------------------- ------------
            Total Commercial
            Non-Cyclical                  34,305,937
            --------------------------- ------------
            Computers Services-0.9%
            ---------------------------
            Automatic Data Processing,
     93,500 Inc.                           4,616,562
            ---------------------------
     23,000 (1)Computer Sciences Corp.     1,500,750
            --------------------------- ------------
            Total Computer Services        6,117,312
            --------------------------- ------------
            Energy-0.2%
            ---------------------------
            Oil Services
            ---------------------------
     32,000 Halliburton Co.                1,238,000
            --------------------------- ------------
            Food & Beverage-5.4%
            ---------------------------
     58,000 Anheuser-Busch Cos., Inc.      4,339,125
            ---------------------------
     31,000 BestFoods                      1,699,187
            ---------------------------


   Shares                                    Value
----------- ---------------------------- ------------
Common Stocks-Continued
----------- ----------------------------
            Food & Beverage-Continued
            ----------------------------
     41,000 Campbell Soup Co.              $1,829,625
            ----------------------------
    275,000 Coca-Cola Co.                  18,510,937
            ----------------------------
     32,000 General Mills, Inc.             1,206,000
            ----------------------------
     34,000 Heinz (H.J.) Co.                1,423,750
            ----------------------------
     29,500 Kellogg Co.                       999,313
            ----------------------------
    147,000 PepsiCo, Inc.                   5,080,688
            ----------------------------
     96,000 Sara Lee Corp.                  2,328,000
            ---------------------------- ------------
            Total Food & Beverage          37,416,625
            ---------------------------- ------------
            Healthcare/Drug-12.6%
            ----------------------------
            American Home Products
    161,000 Corp.                           8,372,000
            ----------------------------
    242,000 Bristol-Myers Squibb Co.       17,681,125
            ----------------------------
    121,000 Lilly (Eli) & Co.               8,681,750
            ----------------------------
    265,000 Merck & Co., Inc.              20,802,500
            ----------------------------
    435,000 Pfizer, Inc.                   15,741,564
            ----------------------------
    177,000 Schering Plough Corp.           9,049,125
            ----------------------------
     88,000 Warner-Lambert Co.              7,892,500
            ---------------------------- ------------
            Total Healthcare/Drug          88,220,564
            ---------------------------- ------------
            Hospital Supplies-4.2%
            ----------------------------
    162,000 Abbott Laboratories             6,156,000
            ----------------------------
    161,000 Johnson & Johnson              16,703,750
            ----------------------------
    158,000 Medtronic, Inc.                 6,142,250
            ---------------------------- ------------
            Total Hospital Supplies        29,002,000
            ---------------------------- ------------
            Insurance/Miscellaneous-3.7%
            ----------------------------
     56,000 American Express Co.            8,473,500
            ----------------------------
            American International
    170,000 Group, Inc.                    17,552,500
            ---------------------------- ------------
            Total Insurance/
            Miscellaneous                  26,026,000
            ---------------------------- ------------
            Technology-40.0%
            ----------------------------
    248,000 (1)America Online, Inc.        18,026,500
            ----------------------------
     31,000 (1)BMC Software, Inc.           2,257,187
            ----------------------------
    382,000 (1)Cisco Systems, Inc.         34,069,624
            ----------------------------
            Computer Associates
     58,000 International, Inc.             3,770,000
            ----------------------------
     55,000 (1)Compuware Corp.              1,859,687
            ----------------------------
     41,000 Corning, Inc.                   3,841,187
            ----------------------------
    307,600 (1)Dell Computer Corp.         13,226,800
            ----------------------------
    112,000 (1)EMC Corp. Mass               9,359,000
            ----------------------------


Regions Growth Fund
-------------------------------------------------------------------------------


   Shares                                 Value
----------- ------------------------- ------------
Common Stocks-Continued
----------- -------------------------
            Technology-Continued
            -------------------------
     44,000 (1)Gateway, Inc.          $  3,360,500
            -------------------------
    387,000 Intel Corp.                 29,678,063
            -------------------------
            International Business
    211,000 Machines Corp.              21,746,188
            -------------------------
    365,000 Lucent Technologies, Inc.   26,667,813
            -------------------------
    587,000 (1)Microsoft Corp.          53,444,516
            -------------------------
    150,000 Nortel Networks Corp.       11,100,000
            -------------------------
    174,000 (1)Oracle Corp.             11,799,375
            -------------------------
     95,000 (1)Sun Microsystems, Inc.   12,563,750
            -------------------------
     76,000 (1)Tellabs, Inc.             4,930,500
            -------------------------
     80,000 Texas Instruments, Inc.      7,685,000
            -------------------------
    236,000 Tyco International Ltd.      9,454,750
            ------------------------- ------------
            Total Technology           278,840,440
            ------------------------- ------------


 Shares or
 Principal
   Amount                                      Value
----------- ------------------------------ ------------
Common Stocks-Continued
----------- ------------------------------
            Utilities-8.5%
            ------------------------------
            Communications
            ------------------------------
    359,000 AT&T Corp.                     $ 20,059,125
            ------------------------------
    212,000 (1)MCI Worldcom, Inc.            17,529,750
            ------------------------------
            (1)Qwest Communications
     30,000 International, Inc.               1,025,625
            ------------------------------
    398,000 SBC Communications, Inc.         20,671,125
            ------------------------------ ------------
            Total Utilities                  59,285,625
            ------------------------------ ------------
            Total Common Stocks
            (identified cost $435,940,144)  675,230,816
            ------------------------------ ------------
(2)Repurchase Agreement-3.1%
----------- ------------------------------
            GX Clarke & Co., 5.55%, dated
            11/30/1999, due 12/1/1999
$21,981,990 (at amortized cost)              21,981,990
            ------------------------------ ------------
            Total Investments (identified
            cost $457,922,134)(3)          $697,212,806
            ------------------------------ ------------

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $458,031,465. The net unrealized appreciation of investments on a federal tax basis amounts to $239,181,341 which is comprised of $241,472,083 appreciation and $2,290,742 depreciation at November 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($697,860,698) at November 30, 1999.

(See Notes which are an integral part of the Financial Statements)


Regions Aggressive Growth Fund
Portfolio of Investments
November 30, 1999
-------------------------------------------------------------------------------



Shares                                        Value
------ ----------------------------------- -----------
Common Stocks-85.4%
------ -----------------------------------
       Capital Goods-4.0%
       -----------------------------------
       Aerospace/Defense
       -----------------------------------
12,000 General Dynamics Corp.                 $618,750
       ----------------------------------- -----------
       Electrical Equipment
       -----------------------------------
16,000 (1)American Power Conversion Corp.      381,000
       -----------------------------------
10,000 Molex, Inc.                             505,000
       -----------------------------------
14,000 (1)Sanmina Corp.                      1,345,750
       -----------------------------------
20,000 Symbol Technologies, Inc.               953,750
       ----------------------------------- -----------
       Total                                 3,185,500
       ----------------------------------- -----------
       Total Capital Goods                   3,804,250
       ----------------------------------- -----------
       Commercial Services-5.1%
       -----------------------------------
       Air Freight
       -----------------------------------
10,000 Airborne Freight Corp.                  231,875
       -----------------------------------
12,000 (1)FDX Corp.                            506,250
       ----------------------------------- -----------
       Total                                   738,125
       ----------------------------------- -----------
       Commercial & Construction
       Services
       -----------------------------------
30,000 (1)Convergys Corp.                      819,375
       -----------------------------------
24,000 Viad Corp.                              631,500
       ----------------------------------- -----------
       Total                                 1,450,875
       ----------------------------------- -----------
       Computers Systems
       -----------------------------------
36,000 Comdisco, Inc.                          868,500
       -----------------------------------
10,000 Investment Technology Group, Inc.       268,125
       ----------------------------------- -----------
       Total                                 1,136,625
       ----------------------------------- -----------
       Data Processing
       -----------------------------------
50,000 (1)Concord EFS, Inc.                  1,325,000
       ----------------------------------- -----------
       Waste Management
       -----------------------------------
30,000 (1)Allied Waste Industries, Inc.        243,750
       ----------------------------------- -----------
       Total Commercial Services             4,894,375
       ----------------------------------- -----------
       Consumer Cyclical-5.4%
       -----------------------------------
       Leisure Time
       -----------------------------------
20,000 International Game Technology           360,000
       ----------------------------------- -----------
       Merchandise/General
       -----------------------------------
14,000 (1)BJ's Wholesale Club, Inc.            523,250
       ----------------------------------- -----------
       Merchandise/Mass Merchandising
       -----------------------------------
14,000 Ross Stores, Inc.                       268,625
       ----------------------------------- -----------
       Merchandise/Specialty
       -----------------------------------
30,000 (1)Abercrombie & Fitch Co., Class A     971,250
       -----------------------------------
 2,000 (1)American Eagle Outfitters, Inc.       91,375
       -----------------------------------


Shares                                        Value
------ ----------------------------------- -----------
Common Stocks-Continued
------ -----------------------------------
       Consumer Cyclical-Continued
       -----------------------------------
       Merchandise/Specialty-Continued
       -----------------------------------
10,000 Circuit City Stores, Inc.              $485,000
       -----------------------------------
10,000 (1)Dollar Tree Stores, Inc.             447,500
       -----------------------------------
50,000 Family Dollar Stores, Inc.              896,875
       -----------------------------------
 6,000 (1)Jones Apparel Group, Inc.            160,125
       -----------------------------------
 6,000 Tiffany & Co.                           465,000
       -----------------------------------
10,000 (1)Zale Corp.                           506,250
       ----------------------------------- -----------
       Total                                 4,023,375
       ----------------------------------- -----------
       Total Consumer Cyclicals              5,175,250
       ----------------------------------- -----------
       Consumer Non-Cyclicals-1.7%
       -----------------------------------
       Household Products
       -----------------------------------
50,000 Dial Corp.                            1,403,125
       ----------------------------------- -----------
       Tobacco
       -----------------------------------
10,000 UST, Inc.                               266,250
       ----------------------------------- -----------
       Total Consumer Non-Cyclicals          1,669,375
       ----------------------------------- -----------
       Consumer Services-4.3%
       -----------------------------------
       Broadcast Media
       -----------------------------------
       (1)Valuevision International, Inc.,
30,000 Class A                               1,350,000
       -----------------------------------
16,000 (1)Westwood One, Inc.                   916,000
       ----------------------------------- -----------
       Total                                 2,266,000
       ----------------------------------- -----------
       Publishing-Newspapers
       -----------------------------------
 1,200 Washington Post Co., Class B            685,800
       ----------------------------------- -----------
       Restaurants
       -----------------------------------
24,000 (1)Outback Steakhouse, Inc.             565,500
       -----------------------------------
24,000 (1)Starbucks Corp.                      637,500
       ----------------------------------- -----------
       Total                                 1,203,000
       ----------------------------------- -----------
       Total Consumer Services               4,154,800
       ----------------------------------- -----------
       Electronic Technology-24.5%
       -----------------------------------
       Computer Software/Services
       -----------------------------------
24,000 (1)Cadence Design Systems, Inc.         426,000
       -----------------------------------
24,000 (1)Citrix Systems, Inc.               2,277,000
       -----------------------------------
 8,000 (1)Electronic Arts, Inc.                839,000
       -----------------------------------
24,000 (1)Informix Corp.                       264,000
       -----------------------------------
24,000 (1)Rational Software Corp.            1,227,000
       -----------------------------------
30,000 (1)Siebel Systems, Inc.               2,103,750
       -----------------------------------
20,000 (1)Synopsys, Inc.                     1,447,500
       -----------------------------------
48,000 (1)Veritas Software Corp.             4,395,000
       -----------------------------------
12,000 (1)Wind River Systems, Inc.             414,000
       ----------------------------------- -----------
       Total                                13,393,250
       ----------------------------------- -----------


Regions Aggressive Growth Fund
-------------------------------------------------------------------------------


Shares                                       Value
------ ---------------------------------- -----------
Common Stocks-Continued
------ ----------------------------------
       Electronic Technology-Continued
       ----------------------------------
       Semiconductors
       ----------------------------------
40,000 (1)Altera Corp.                     $2,155,000
       ----------------------------------
30,000 Linear Technology Corp.              2,131,875
       ----------------------------------
24,000 (1)Maxim Integrated Products, Inc.   1,927,500
       ----------------------------------
18,000 (1)Microchip Technology, Inc.        1,140,750
       ----------------------------------
32,000 (1)Teradyne, Inc.                    1,394,000
       ----------------------------------
30,000 (1)Vitesse Semiconductor Corp.       1,351,875
       ---------------------------------- -----------
       Total                               10,101,000
       ---------------------------------- -----------
       Total Electronic Technology         23,494,250
       ---------------------------------- -----------
       Energy-2.0%
       ----------------------------------
       Oil & Gas-Drilling & Equipment
       ----------------------------------
16,000 (1)Cooper Cameron Corp.                686,000
       ----------------------------------
16,000 Diamond Offshore Drilling, Inc.        488,000
       ----------------------------------
24,000 (1)Global Marine, Inc.                 367,500
       ----------------------------------
12,000 Weatherford International, Inc.        419,250
       ---------------------------------- -----------
       Total Energy                         1,960,750
       ---------------------------------- -----------
       Finance-5.4%
       ----------------------------------
       Investment Bankers/Brokerage
       ----------------------------------
36,000 (1)E*Trade Group, Inc.               1,082,250
       ----------------------------------
16,000 Legg Mason, Inc.                       563,000
       ---------------------------------- -----------
       Total                                1,645,250
       ---------------------------------- -----------
       Majors Banks
       ----------------------------------
24,000 First Tennessee National Corp.         789,000
       ----------------------------------
30,000 North Fork Bancorp, Inc.               603,750
       ----------------------------------
20,000 Old Kent Financial Corp.               811,250
       ----------------------------------
 6,000 Wilmington Trust Corp.                 302,250
       ----------------------------------
12,000 Zions Bancorp                          774,750
       ---------------------------------- -----------
       Total                                3,281,000
       ---------------------------------- -----------
       Savings & Loan
       ----------------------------------
24,000 Sovereign Bancorp, Inc.                213,000
       ---------------------------------- -----------
       Total Finance                        5,139,250
       ---------------------------------- -----------
       Healthcare/Drug-24.0%
       ----------------------------------
       Biotechnology
       ----------------------------------
48,000 (1)Amgen, Inc.                       2,187,000
       ----------------------------------
30,000 (1)Biogen, Inc.                      2,191,875
       ----------------------------------
40,000 (1)Chiron Corp.                      1,312,500
       ----------------------------------
14,000 (1)Gilead Sciences, Inc.               672,000
       ----------------------------------
32,000 (1)Human Genome Sciences, Inc.       3,584,000
       ----------------------------------
46,000 (1)ICOS Corp.                        1,463,375
       ----------------------------------
16,000 (1)IDEC Pharmaceuticals Corp.        2,028,000
       ----------------------------------


Shares                                         Value
------ ------------------------------------ -----------
Common Stocks-Continued
------ ------------------------------------
       Healthcare/Drug-Continued
       ------------------------------------
       Biotechnology-Continued
       ------------------------------------
14,000 (1)Medimmune, Inc.                    $1,682,625
       ------------------------------------
12,000 (1)Millennium Pharmaceuticals, Inc.    1,168,125
       ------------------------------------ -----------
       Total                                 16,289,500
       ------------------------------------ -----------
       Distribution (Food & Health)
       ------------------------------------
30,000 Bergen Brunswig Corp., Class A           247,500
       ------------------------------------ -----------
       Hospital Management
       ------------------------------------
       (1)Health Management Association,
20,000 Class A                                  246,250
       ------------------------------------ -----------
       Major Pharmaceuticals
       ------------------------------------
18,000 (1)Forest Laboratories, Inc.,
       Class A                                  921,375
       ------------------------------------
44,000 ICN Pharmaceuticals, Inc.              1,069,750
       ------------------------------------
20,000 Mylan Laboratories, Inc.                 471,250
       ------------------------------------
20,000 (1)Sepracor, Inc.                      1,942,500
       ------------------------------------ -----------
       Total                                  4,404,875
       ------------------------------------ -----------
       Medical Product & Supplies
       ------------------------------------
18,000 (1)VISX, Inc.                          1,396,125
       ------------------------------------ -----------
       Specialized Services
       ------------------------------------
20,000 (1)Quintiles Transnational Corp.         441,250
       ------------------------------------ -----------
       Total Healthcare/Drug                 23,025,500
       ------------------------------------ -----------
       Life Insurance-0.8%
       ------------------------------------
       Life Insurance
       ------------------------------------
10,000 Aflac, Inc.                              478,750
       ------------------------------------
10,000 Torchmark Corp.                          317,500
       ------------------------------------ -----------
       Total Life Insurance                     796,250
       ------------------------------------ -----------
       Metals/Minerals-2.1%
       ------------------------------------
       Gold Exploration/Production
       ------------------------------------
30,000 Barrick Gold Corp.                       540,000
       ------------------------------------
60,000 Homestake Mining Co.                     495,000
       ------------------------------------
40,000 Newmont Mining Corp.                     947,500
       ------------------------------------ -----------
       Total Metals/Minerals                  1,982,500
       ------------------------------------ -----------
       Producer Manufacturing-2.9%
       ------------------------------------
       Auto Parts & Equipment
       ------------------------------------
20,000 Federal-Mogul Corp.                      446,250
       ------------------------------------ -----------
       Building Materials
       ------------------------------------
12,000 (1)American Standard Cos.                467,250
       ------------------------------------
12,000 Vulcan Materials Co.                     483,000
       ------------------------------------ -----------
       Total                                    950,250
       ------------------------------------ -----------
       Manufacture-Diversified
       ------------------------------------
 4,000 Hillenbrand Industries, Inc.             136,750
       ------------------------------------ -----------


Regions Aggressive Growth Fund
-------------------------------------------------------------------------------


Shares                                     Value
------ -------------------------------- -----------
Common Stocks-Continued
------ --------------------------------
       Producer Manufacturing-Continued
       --------------------------------
       Manufacture-Specialized
       --------------------------------
20,000 (1)Jabil Circuit, Inc.            $1,278,750
       -------------------------------- -----------
       Total Producer Manufacturing       2,812,000
       -------------------------------- -----------
       Utilities-3.2%
       --------------------------------
       Communications
       --------------------------------
10,000 (1)ADC Telecommunications, Inc.      533,126
       --------------------------------
 8,000 AT&T Corp.                           447,000
       --------------------------------
28,000 BroadWing, Inc.                      815,500
       --------------------------------
       (1)Qwest Communications
16,000 International, Inc.                  547,000
       -------------------------------- -----------
       Total                              2,342,626
       -------------------------------- -----------


 Shares or
 Principal
   Amount                                    Value
----------- ----------------------------- -----------
Common Stocks-Continued
----------- -----------------------------
            Utilities-Continued
            -----------------------------
            Electrical
            -----------------------------
     20,000 Ipalco Enterprises, Inc.         $361,250
            -----------------------------
     16,000 LG&E Energy Corp.                 320,000
            ----------------------------- -----------
            Total                             681,250
            ----------------------------- -----------
            Total Utilities                 3,023,876
            ----------------------------- -----------
            Total Common Stocks
            (identified cost $67,720,782)  81,932,426
            ----------------------------- -----------
(2)Repurchase Agreement-13.0%
----------- -----------------------------
            GX Clarke & Co., 5.55%, dated
            11/30/1999, due 12/1/1999
$12,506,295 (at amortized cost)           12,506,295
            ----------------------------- -----------
            Total Investments (identified
            cost $80,227,077)(3)          $94,438,721
            ----------------------------- -----------

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $80,227,077. The net unrealized appreciation of investments on a federal tax basis amounts to $14,211,644 which is comprised of $17,812,941 appreciation and $3,601,297 depreciation at November 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($95,991,977) at November 30, 1999.

(See Notes which are an integral part of the Financial Statements)


Regions Funds
Statements of Assets and Liabilities
November 30, 1999
-------------------------------------------------------------------------------


                                                Treasury   Limited Maturity     Fixed
                                              Money Market   Government        Income         Balanced
                                                  Fund          Fund            Fund            Fund
-----------------------------------------------------------------------------------------------------------
Assets:
Investments in securities, at value           $612,466,628  $110,181,426    $258,530,200    $175,584,792
Investments in repurchase agreements                     -     2,093,669       3,071,294       6,041,884
-----------------------------------------------------------------------------------------------------------
Total investments in securities                612,466,628   112,275,095     261,601,494     181,626,676
-----------------------------------------------------------------------------------------------------------
Cash                                                     -             -               -          95,658
Income receivable                                4,640,175     1,627,168       3,739,695       1,273,905
Receivable for investments sold                          -             -               -               -
Receivable for shares sold                             407       116,019         134,147          88,206
-----------------------------------------------------------------------------------------------------------
Total assets                                   617,107,210   114,018,282     265,475,336     183,084,445
-----------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                        -             -               -           3,275
Payable for shares redeemed                          9,529       189,953         217,454          97,975
Income distribution payable                      1,749,091       309,502       1,097,235               -
Payable to Bank                                  1,974,191       119,594         196,054               -
Accrued expenses                                   126,378        42,399          43,127          77,782
-----------------------------------------------------------------------------------------------------------
Total liabilities                                3,859,189       661,448       1,553,870         179,032
-----------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Paid-in capital                               $613,248,021  $114,483,382    $273,087,320    $145,933,369
Net unrealized appreciation (depreciation) of
investments                                              -    (1,059,632)     (6,174,844)     31,301,481
Accumulated net realized gain (loss) on
investments                                              -      (148,621)     (2,993,924)      5,237,223
Undistributed net investment income                      -        81,705           2,914         433,340
-----------------------------------------------------------------------------------------------------------
Total Net Assets                              $613,248,021  $113,356,834    $263,921,466    $182,905,413
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price Per Share:(1) (net assets (divided by) shares outstanding)
Trust Shares                                         $1.00         $9.86          $10.10          $15.97
Investment Shares                                    $1.00         $9.86          $10.10          $15.96
-----------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:(1)
Trust Shares                                         $1.00         $9.86          $10.10          $15.97
Investment Shares                                    $1.00         $9.56(2)        $9.80(2)       $15.48(2)
-----------------------------------------------------------------------------------------------------------
Net Assets:
Trust Shares                                  $493,349,723   $66,677,851    $215,280,680     $15,868,028
Investment Shares                             $119,898,298   $46,678,983     $48,640,786    $167,037,385
-----------------------------------------------------------------------------------------------------------
Shares Outstanding:
Trust Shares                                   493,349,723     6,765,521      21,320,475         993,836
Investment Shares                              119,898,298     4,736,112       4,817,150      10,467,785
-----------------------------------------------------------------------------------------------------------
Investments, at identified cost               $612,466,628  $113,334,727    $267,776,338    $150,325,195
-----------------------------------------------------------------------------------------------------------
Investments, at tax cost                      $612,466,628  $113,334,727    $267,776,338    $150,325,195
-----------------------------------------------------------------------------------------------------------

(1)  See "What Do Shares Cost?" in the Prospectus.
(2)  Computation of Redemption Proceeds: 97/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)


Regions Funds
Statements of Assets and Liabilities
November 30, 1999
-------------------------------------------------------------------------------

                                                                                Aggressive
                                                  Value          Growth           Growth
                                                  Fund            Fund             Fund
----------------------------------------------------------------------------------------------
Assets:
Investments in securities, at value           $272,862,352    $675,230,816      $81,932,426
Investments in repurchase agreements             9,323,171      21,981,990       12,506,295
----------------------------------------------------------------------------------------------
Total investments in securities                282,185,523     697,212,806       94,438,721
----------------------------------------------------------------------------------------------
Cash                                                     -          53,031                -
Income receivable                                  635,620         442,387           17,418
Receivable for investments sold                          -               -        1,953,380
Receivable for shares sold                         299,867         888,664          255,403
----------------------------------------------------------------------------------------------
Total assets                                   283,121,010     698,596,888       96,664,922
----------------------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                        -               -          505,053
Payable for shares redeemed                        258,071         555,546           48,894
Income distribution payable                              -               -            1,045
Payable to Bank                                    286,167               -           58,923
Accrued expenses                                    54,115         180,644           59,030
----------------------------------------------------------------------------------------------
Total liabilities                                  598,353         736,190          672,945
----------------------------------------------------------------------------------------------
Net Assets Consist of:
Paid-in capital                               $257,384,810    $446,125,375      $79,208,599
Net unrealized appreciation of investments      15,896,079     239,290,672       14,211,644(2)
Accumulated net realized gain on investments     8,898,100      12,444,651        2,571,734
Undistributed net investment income                343,668               -                -
----------------------------------------------------------------------------------------------
Total Net Assets                              $282,522,657    $697,860,698      $95,991,977
----------------------------------------------------------------------------------------------
Net Asset Value, Offering Price Per Share:(1)
(net assets (divided by) shares outstanding)                                         $12.58
Trust Shares                                        $15.93          $23.55                -
Investment Shares                                   $15.92          $23.49                -
----------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:(1)                                                    $12.20(3)
Trust Shares                                        $15.93          $23.55                -
Investment Shares                                   $15.44(3)       $22.79(3)             -
----------------------------------------------------------------------------------------------
Net Assets:                                                                     $95,991,977
Trust Shares                                  $205,197,680    $376,939,735                -
Investment Shares                              $77,324,977    $320,920,963                -
----------------------------------------------------------------------------------------------
Shares Outstanding:                                                              7,628,896
Trust Shares                                    12,883,586      16,008,136                -
Investment Shares                                4,858,460      13,659,223                -
----------------------------------------------------------------------------------------------
Investments, at identified cost               $266,289,444    $457,922,134      $80,227,077
----------------------------------------------------------------------------------------------
Investments, at tax cost                      $267,079,309    $458,031,465      $80,227,077
----------------------------------------------------------------------------------------------

(1)  See "What Do Shares Cost?" in the Prospectus.

(2) Includes $5,305,623 of unrealized appreciation, at March 15, 1999 related to the tax-free transfer of assets from the Collective Trust Fund.

(3)  Computation of Redemption Proceeds: 97/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)


Regions Funds
Statement of Operations
November 30, 1999
-------------------------------------------------------------------------------

                                       Treasury   Limited Maturity     Fixed
                                     Money Market    Government       Income       Balanced
                                         Fund           Fund           Fund          Fund
---------------------------------------------------------------------------------------------
Investment Income:
Interest                             $27,523,194      $ 5,751,553  $ 15,055,032   $4,489,307
Dividends                                      -                -             -      914,164
---------------------------------------------------------------------------------------------
Total income                          27,523,194        5,751,553    15,055,032    5,403,471
---------------------------------------------------------------------------------------------
Expenses:
Investment adviser fee                 3,017,941          729,204     1,911,791    1,248,069
Administrative personnel and
services fee                             568,721           97,987       239,796      146,623
Custodian fees                            77,679           23,334        50,736       33,702
Transfer and dividend disbursing
agent fees and expenses                  211,709           73,854        76,665      116,285
Directors'/Trustees' fees                  5,745            2,621         4,704        3,014
Auditing fees                             16,928           16,612        18,372       15,693
Legal fees                                 5,434            6,448         4,726        5,010
Portfolio accounting fees                112,123           62,544        74,937       64,003
Distribution services fee-
Investment Shares                        443,915                -             -            -
Shareholder services fees-
Investment Shares                              -          102,346       104,903      358,276
Share registration costs                 118,370           29,921        37,831       43,651
Printing and postage                      14,361           10,480         9,952       11,989
Insurance premiums                             -                -         2,460        1,108
Miscellaneous                              6,558            1,522         6,893        9,977
---------------------------------------------------------------------------------------------
Total expenses                         4,599,484        1,156,873     2,543,766    2,057,400
Waivers:
Waiver of investment adviser fee      (1,508,970)        (193,164)     (590,903)     (72,753)
Waiver of distribution services fee-
Investment Shares                       (154,556)               -             -            -
---------------------------------------------------------------------------------------------
Total waivers                         (1,663,526)        (193,164)     (590,903)     (72,753)
---------------------------------------------------------------------------------------------
Net expenses                           2,935,958          963,709     1,952,863    1,984,647
---------------------------------------------------------------------------------------------
Net investment income                 24,587,236        4,787,844    13,102,169    3,418,824
---------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on
investments                                    -         (148,621)     (680,278)   5,238,119
Net change in unrealized
appreciation of investments                    -       (2,032,623)  (12,256,197)   5,433,879
---------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                          -       (2,181,244)  (12,936,475)  10,671,998
---------------------------------------------------------------------------------------------
Change in net assets
resulting from operations            $24,587,236       $2,606,600      $165,694  $14,090,822
---------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

Regions Funds
Statements of Operations
November 30, 1999
-------------------------------------------------------------------------------

                                                                                      Aggressive
                                                             Value        Growth        Growth
                                                             Fund          Fund        Fund(1)
--------------------------------------------------------------------------------------------------
Investment Income:
Interest                                                     $427,556      $855,316     $351,622
Dividends                                                   4,609,808     4,597,029      163,377
-------------------------------------------------------- ------------- ------------- ------------
Total income                                                5,037,364     5,452,345      514,999
-------------------------------------------------------- ------------- ------------- ------------
Expenses:
Investment adviser fee                                      2,028,188     4,391,129      357,738
Administrative personnel and services fee                     238,281       515,444       44,514
Custodian fees                                                 50,526        74,919       11,318
Transfer and dividend disbursing agent fees and expenses       92,326       206,871       50,199
Directors'/Trustees' fees                                       4,729         4,926          341
Auditing fees                                                  15,661        16,729       14,560
Legal fees                                                      4,191         4,511        2,545
Portfolio accounting fees                                      74,346       110,771       28,399
Shareholder services fees-Investment Shares                   163,865       598,370            -
Share registration costs                                       45,271        99,686       42,144
Printing and postage                                           11,769        10,006        9,396
Insurance premiums                                              1,413         4,223        2,264
Miscellaneous                                                   8,135         5,956        4,805
-------------------------------------------------------- ------------- ------------- ------------
Total expenses                                              2,738,701     6,043,541      568,223
Waivers:
Waiver of investment adviser fee                             (118,069)     (257,614)           -
-------------------------------------------------------- ------------- ------------- ------------
Net expenses                                                2,620,632     5,785,927      568,223
-------------------------------------------------------- ------------- ------------- ------------
Net investment income (Net operating loss)                  2,416,732      (333,582)     (53,224)
-------------------------------------------------------- ------------- ------------- ------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                           23,397,798    22,659,850    6,525,726
Net change in unrealized appreciation of investments      (15,524,648)  103,232,510    8,906,021
-------------------------------------------------------- ------------- ------------- ------------
Net realized and unrealized gain on investments             7,873,150   125,892,360   15,431,747
-------------------------------------------------------- ------------- ------------- ------------
Change in net assets resulting from operations            $10,289,882  $125,558,778  $15,378,523
-------------------------------------------------------- ------------- ------------- ------------

(1) Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.

(See Notes which are an integral part of the Financial Statements)


Regions Funds
Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                                Limited Maturity
                                           Treasury Money Market Fund           Government Fund
                                        --------------------------------- ----------------------------
                                             Year Ended November 30,        Year Ended November 30,
                                              1999             1998           1999           1998
------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations-
Net investment income                        $24,587,236     $13,740,357    $4,787,844     $4,094,604
Net realized gain (loss) on investments                -               -      (148,621)       422,729
Net change in unrealized
appreciation of investments                            -               -    (2,032,623)       666,940
------------------------------------------------------------------------------------------------------
Change in net assets
resulting from operations                     24,587,236      13,740,357     2,606,600      5,184,273
------------------------------------------------------------------------------------------------------
Distributions to Shareholders-
Distributions from net
investment income:
Trust Shares                                 (20,274,263)    (11,324,148)   (2,985,736)    (1,381,758)
Investment Shares                             (4,312,973)     (2,416,209)   (1,761,333)    (2,690,862)
Distributions from net realized
gain on investment transactions:
Trust Shares                                           -               -       (52,723)             -
Investment Shares                                      -               -       (32,311)             -
------------------------------------------------------------------------------------------------------
Change in net assets resulting
from distributions to
shareholders                                 (24,587,236)    (13,740,357)   (4,832,103)    (4,072,620)
------------------------------------------------------------------------------------------------------
Share Transactions-
Proceeds from sales of shares              1,197,387,609   1,114,417,737    52,403,368     93,303,815
Net asset value of shares issued
to shareholders in payment of
dividends declared                             5,414,582       3,841,391     1,462,992      1,329,677
Cost of shares redeemed                   (1,203,819,146)   (715,989,367)  (27,367,885)   (86,282,554)
------------------------------------------------------------------------------------------------------
Change in net assets resulting
from share transactions                       (1,016,955)    402,269,761    26,498,475      8,350,938
------------------------------------------------------------------------------------------------------
Change in net assets                          (1,016,955)    402,269,761    24,272,972      9,462,591
Net Assets:
Beginning of period                          614,264,976     211,995,215    89,083,862     79,621,271
------------------------------------------------------------------------------------------------------
End of period                               $613,248,021    $614,264,976  $113,356,834    $89,083,862
------------------------------------------------------------------------------------------------------
Undistributed net investment income
included in net assets at end of
period                                                 -               -       $81,705        $40,930
------------------------------------------------------------------------------------------------------
Net gain (loss) as computed for federal
tax purposes                                           -               -     $(148,621)      $432,001
------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


Regions Funds
Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                               Fixed Income Fund              Balanced Fund
                                         ----------------------------- ---------------------------
                                            Year Ended November 30,     Year Ended November 30,
                                             1999           1998           1999          1998
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations-
Net investment income                     $13,102,169     $11,255,571    $3,418,824    $2,473,387
Net realized gain (loss) on investments      (680,278)      1,376,624     5,238,119     3,927,012
Net change in unrealized appreciation of
investments                               (12,256,197)      3,374,177     5,433,879     9,769,350
--------------------------------------------------------------------------------------------------
Change in net assets
resulting from operations                     165,694      16,006,372    14,090,822    16,169,749
--------------------------------------------------------------------------------------------------
Distributions to Shareholders-
Distributions from net
investment income:
Trust Shares                              (11,026,911)     (5,320,193)     (287,625)     (121,848)
Investment Shares                          (2,074,189)     (5,936,405)   (2,960,226)   (2,404,098)
Distributions from net realized
gain on investment transactions:
Trust Shares                                        -               -      (338,863)            -
Investment Shares                                   -               -    (3,589,045)   (2,449,878)
--------------------------------------------------------------------------------------------------
Change in net assets resulting
from distributions to
shareholders                              (13,101,100)    (11,256,598)   (7,175,759)   (4,975,824)
--------------------------------------------------------------------------------------------------
Share Transactions-
Proceeds from sales of shares             129,573,113     310,752,824    69,430,482    47,945,804
Net asset value of shares issued
to shareholders in payment of
dividends declared                            913,517         631,337     6,244,173     4,425,146
Cost of shares redeemed                   (70,972,925)   (282,854,601)  (22,353,499)  (23,968,895)
--------------------------------------------------------------------------------------------------
Change in net assets resulting
from share transactions                    59,513,705      28,529,560    53,321,156    28,402,055
--------------------------------------------------------------------------------------------------
Change in net assets                       46,578,299      33,279,334    60,236,219    39,595,980
Net Assets:
Beginning of period                       217,343,167     184,063,833   122,669,194    83,073,214
--------------------------------------------------------------------------------------------------
End of period                            $263,921,466    $217,343,167  $182,905,413  $122,669,194
--------------------------------------------------------------------------------------------------
Undistributed net investment
income included in net assets
at end of period                               $2,914          $2,757      $433,340      $261,774
--------------------------------------------------------------------------------------------------
Net gain (loss) as computed for federal
tax purposes                                $(680,278)     $1,376,624    $5,238,119    $3,927,012
--------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


Regions Funds
Statements of Changes in Net Assets
-------------------------------------------------------------------------------


Aggressive

Growth
                                                              Value Fund                  Growth
Fund               Fund
                                                     ---------------------------- ----------------------------
----------------
                                                              Year Ended                   Year Ended
Period Ended
                                                             November 30,                 November 30,
November 30,
                                                     ----------------------------
----------------------------
                                                         1999           1998          1999           1998
1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations-
Net investment
income
(Net operating loss)                                   $2,416,732     $2,321,448     $(333,582)
$543,522       $(53,224)
Net realized gain on investments                       23,397,798     14,577,823    22,659,850
26,736,007      6,525,726
Net change in unrealized appreciation of investments  (15,524,648)     1,792,241   103,232,510
68,542,924      8,906,021
---------------------------------------------------- ------------- -------------- ------------- --------------
----------------
Change in net assets resulting from operations         10,289,882     18,691,512   125,558,778     95,822,453
15,378,523
---------------------------------------------------- ------------- -------------- ------------- --------------
----------------
Distributions to Shareholders- Distributions from net investment income:
Trust Shares                                           (1,853,308)    (1,022,894)      (14,958)
(217,639)             -
Investment Shares                                        (477,590)    (1,340,616)            -
(421,625)             -
Distributions from net realized gain on
investment
transactions:
(3,900,768)
Trust Shares                                          (21,743,491)             -   (22,293,041)
-              -
Investment Shares                                      (7,334,030)    (3,980,849)  (14,565,540)
(29,158,060)             -
---------------------------------------------------- ------------- -------------- ------------- --------------
----------------
Change in net assets resulting
from
distributions to shareholders                         (31,408,419)    (6,344,359)  (36,873,539)   (29,797,324)
(3,900,768)
---------------------------------------------------- ------------- -------------- ------------- --------------
----------------
Share
Transactions-
Proceeds from sales of shares                         139,219,690    236,035,007   307,504,952    328,001,520
50,570,676
Proceeds from shares issued in connection
with
the tax-free transfer of assets from
the
Collective Trust Fund                                           -              -             -              -
48,506,886(2)
Net asset value of shares issued to
shareholders
in payment of dividends declared                        5,835,363        875,469    12,706,860
7,454,900        215,841
Cost of shares redeemed                               (47,218,310)  (195,984,467)  (98,570,999)  (288,953,371)
(14,779,281)
---------------------------------------------------- ------------- -------------- ------------- --------------
----------------
Change in net assets resulting from
share
transactions                                           97,836,743     40,926,009   221,640,813     46,503,049
84,514,122
---------------------------------------------------- ------------- -------------- ------------- --------------
----------------
Change in net assets                                   76,718,206     53,273,162   310,326,052    112,528,178
95,991,877
Net
Assets:
Beginning of period                                   205,804,451    152,531,289   387,534,646
275,006,468            100
---------------------------------------------------- ------------- -------------- ------------- --------------
----------------
End of period                                        $282,522,657   $205,804,451  $697,860,698   $387,534,646
$95,991,977
---------------------------------------------------- ------------- -------------- ------------- --------------
----------------
Undistributed net investment income included in
net
assets at end of period                                  $343,668       $257,429             -
$12,290              -
---------------------------------------------------- ------------- -------------- ------------- --------------
----------------
Net gain as computed for federal tax purposes         $24,187,663    $14,577,823   $22,596,643    $26,815,920
$6,525,726
---------------------------------------------------- ------------- -------------- ------------- --------------
----------------

(1) Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.

(2) Includes $5,305,623 of unrealized appreciation, at March 15, 1999 related to the tax-free transfer of assets from the Collective Trust Fund.

(See Notes which are an integral part of the Financial Statements)


Regions Funds-Financial Highlights
-------------------------------------------------------------------------------
For a share outstanding throughout each period.


                                  Net realized                          Distributions
                                      and                                 from net
             Net Asset             unrealized             Distributions realized gain  Distributions
               Value,      Net    gain (loss)  Total from   from net         on       in excess of net
 Year Ended  beginning investment      on      investment  investment    investment    investment
November 30, of period   income   investments  operations    income     transactions     income
------------------------------------------------------------------------------------------------------
Treasury Money Market Fund-Trust Shares
1995             $1.00       0.05           -       0.05         (0.05)            -             -
1996             $1.00       0.05           -       0.05         (0.05)            -             -
1997             $1.00       0.05           -       0.05         (0.05)            -             -
1998             $1.00       0.05           -       0.05         (0.05)            -             -
1999             $1.00       0.04           -       0.04         (0.04)            -             -
Treasury Money Market Fund-Investment Shares
1995             $1.00       0.04           -       0.04         (0.04)            -             -
1996             $1.00       0.04           -       0.04         (0.04)            -             -
1997             $1.00       0.04           -       0.04         (0.04)            -             -
1998             $1.00       0.04           -       0.04         (0.04)            -             -
1999             $1.00       0.04           -       0.04         (0.04)            -             -
Limited Maturity Government Fund-Trust Shares
1998(1)          $9.96       0.25        0.11       0.36         (0.25)            -             -
1999            $10.07       0.46       (0.20)      0.26         (0.46)        (0.01)            -
Limited Maturity Government Fund-Investment Shares
1995             $9.60       0.51        0.44       0.95         (0.51)            -             -
1996            $10.04       0.50       (0.08)      0.42         (0.50)            -             -
1997             $9.96       0.49       (0.02)      0.47         (0.49)            -             -
1998             $9.94       0.46        0.13       0.59         (0.46)            -             -
1999            $10.07       0.45       (0.21)      0.24         (0.44)        (0.01)            -
Fixed Income Fund-Trust Shares
1992(2)          $9.90       0.38        0.37       0.75         (0.38)            -             -
1993            $10.27       0.51        0.50       1.01         (0.51)        (0.10)            -
1994            $10.67       0.54       (1.01)     (0.47)        (0.53)        (0.20)        (0.01)(4)
1995(3)          $9.46       0.09        0.11       0.20         (0.09)            -             -
1998(1)         $10.39       0.28        0.22       0.50         (0.28)            -             -
1999            $10.61       0.53       (0.51)      0.02         (0.53)            -             -
Fixed Income Fund-Investment Shares
1995             $9.46       0.52        0.90       1.42         (0.54)            -             -
1996            $10.34       0.54        0.02       0.56         (0.54)            -             -
1997            $10.36       0.58        0.02       0.60         (0.59)            -             -
1998            $10.37       0.53        0.24       0.77         (0.53)            -             -
1999            $10.61       0.51       (0.51)      0.00         (0.51)            -             -

(1) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(2) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.

(3) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.

(4) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)


                                      Ratios to average net assets
                                  ----------------------------------------
              Net Asset                                                     Net Assets,
                Value,                           Net         Expense           end of
    Total        end      Total               investment     waiver/           period    Portfolio
distributions of period return(5) Expenses     income     reimbursement(6) (000 omitted) turnover
--------------------------------------------------------------------------------------------------
       (0.05)     $1.00    5.48%     0.33%       5.35%            0.50%         $109,368        -
       (0.05)     $1.00    4.83%     0.52%       4.71%            0.29%         $101,786        -
       (0.05)     $1.00    4.81%     0.52%       4.71%            0.25%         $166,035        -
       (0.05)     $1.00    4.71%     0.47%       4.57%            0.25%         $524,592        -
       (0.04)     $1.00    4.21%     0.44%       4.12%            0.25%         $493,350        -
       (0.04)     $1.00    5.06%     0.73%       4.98%            0.50%          $28,930        -
       (0.04)     $1.00    4.41%     0.92%       4.31%            0.29%          $40,619        -
       (0.04)     $1.00    4.39%     0.92%       4.31%            0.25%          $45,960        -
       (0.04)     $1.00    4.30%     0.87%       4.17%            0.25%          $89,673        -
       (0.04)     $1.00    3.94%     0.70%       3.89%            0.39%         $119,898        -
       (0.25)    $10.07    3.59%     1.04%(7)    4.73%(7)            -           $55,627       69%
       (0.47)     $9.86    2.64%     0.82%       4.66%            0.19%          $66,678       22%
       (0.51)    $10.04   10.12%     0.61%       5.26%            0.49%          $63,078       26%
       (0.50)     $9.96    4.37%     1.01%       5.09%            0.08%          $63,732       48%
       (0.49)     $9.94    4.81%     0.99%       4.91%               -           $79,621       40%
       (0.46)    $10.07    6.05%     1.12%       4.65%               -           $33,456       69%
       (0.45)     $9.86    2.39%     1.07%       4.41%            0.19%          $46,679       22%
       (0.38)    $10.27    7.66%     0.77%(7)    6.02%(7)         0.29%(7)       $96,354       44%
       (0.61)    $10.67   10.14%     0.84%       4.80%            0.25%         $169,881       83%
       (0.74)     $9.46   (4.55%)    0.79%       5.44%            0.25%         $153,289       24%
       (0.09)     $9.57    2.11%     0.82%(7)    5.79%(7)         0.25%(7)             -        -
       (0.28)    $10.61    4.87%     0.97%(7)    5.19%(7)            -          $193,351       64%
       (0.53)    $10.10    0.24%     0.73%       5.18%            0.23%         $215,281       18%
       (0.54)    $10.34   15.37%     1.02%       5.25%               -          $160,286       45%
       (0.54)    $10.36    5.66%     1.02%       5.38%               -          $152,940       52%
       (0.59)    $10.37    5.99%     0.97%       5.73%               -          $184,064       37%
       (0.53)    $10.61    7.60%     0.99%       5.17%               -           $23,992       64%
       (0.51)    $10.10   (0.01%)    0.98%       4.95%            0.23%          $48,641       18%

(5) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(6) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(7) Computed on an annualized basis.


Regions Funds-Financial Highlights
-------------------------------------------------------------------------------
For a share outstanding throughout each period.

                          Net     Net realized                          Distributions
                       investment     and                                 from net
             Net Asset   income    unrealized             Distributions realized gain   Distributions
               Value,     (net    gain (loss)  Total from   from net         on       in excess of net
 Year Ended  beginning operating       on      investment  investment    investment      investment
November 30, of period   loss)    investments  operations    income     transactions       income
------------------------------------------------------------------------------------------------------
Balanced Fund-Trust Shares
1998(1)         $14.52      0.19         0.80        0.99        (0.19)            -                 -
1999            $15.32      0.38         1.12        1.50        (0.36)        (0.49)                -
Balanced Fund-Investment Shares
1995(2)         $10.00      0.44         1.38        1.82        (0.36)            -                 -
1996            $11.46      0.41         1.27        1.68        (0.42)        (0.21)                -
1997            $12.51      0.36         1.60        1.96        (0.37)        (0.31)                -
1998            $13.79      0.35         1.96        2.31        (0.37)        (0.41)                -
1999            $15.32      0.33         1.12        1.45        (0.32)        (0.49)                -
Value Fund-Trust Shares
1998(1)         $17.31      0.10        (0.02)       0.08        (0.11)            -                 -
1999            $17.28      0.18         0.73        0.91        (0.17)        (2.09)                -
Value Fund-Investment Shares
1995(2)         $10.00      0.40         1.98        2.38        (0.34)            -                 -
1996            $12.04      0.27         2.22        2.49        (0.29)        (0.35)                -
1997            $13.89      0.22         2.94        3.16        (0.21)        (0.66)                -
1998            $16.18      0.22         1.50        1.72        (0.21)        (0.42)                -
1999            $17.27      0.09         0.78        0.87        (0.13)        (2.09)                -
Growth Fund-Trust Shares
1992(3)          $9.86      0.14         0.77        0.91        (0.11)            -                 -
1993            $10.66      0.18        (0.03)       0.15        (0.18)        (0.12)                -
1994            $10.51      0.25        (0.10)       0.15        (0.23)        (0.07)                -
1995(4)         $10.36      0.08         0.02        0.10        (0.08)        (0.33)                -
1998(1)         $17.81      0.02         2.27        2.29        (0.02)            -                 -
1999            $20.08      0.03         5.18        5.21        (0.01)        (1.73)                -
Growth Fund-Investment Shares
1995            $10.36      0.18         2.10        2.28        (0.21)        (0.33)                -
1996            $12.10      0.12         3.12        3.24        (0.15)        (0.55)                -
1997            $14.64      0.07         3.01        3.08        (0.07)        (0.76)                -
1998            $16.89      0.02         5.00        5.02        (0.03)        (1.80)                -
1999            $20.08     (0.03)        5.17        5.14            -         (1.73)                -
Aggressive Growth Fund
1999(5)         $10.00         -         3.20        3.20            -         (0.62)                -

(1) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(2) Reflects operations for the period from December 19, 1994 (date of initial public investment) to November 30, 1995.

(3) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.

(4) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.

(5) Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.

(See Notes which are an integral part of the Financial Statements)


                          Ratios to average net assets
                                  -------------------------------------------
                                                  Net
              Net Asset                        investment                      Net Assets,
                Value,                           income         Expense           end of
    Total        end      Total               (net operating    waiver/           period    Portfolio
distributions of period return(6) Expenses        loss)      reimbursement(7) (000 omitted)  turnover
-----------------------------------------------------------------------------------------------------
       (0.19)    $15.32     6.89%    1.11%(8)      2.56%(8)             -           $10,409     31%
       (0.85)    $15.97    10.14%    1.04%         2.42%             0.05%          $15,868     23%
       (0.36)    $11.46    18.50%    0.61%(8)      4.34%(8)          0.56%(8)       $51,197     49%
       (0.63)    $12.51    15.35%    1.13%         3.60%             0.09%          $59,321     41%
       (0.68)    $13.79    16.34%    1.11%         2.73%                -           $83,073     34%
       (0.78)    $15.32    17.49%    1.25%         2.42%                -          $112,260     31%
       (0.81)    $15.96     9.82%    1.29%         2.17%             0.05%         $167,037     23%
       (0.11)    $17.28     0.50%    1.06%(8)      1.29%(8)             -          $157,990     63%
       (2.26)    $15.93     5.76%    0.97%         1.02%             0.05%         $205,198     69%
       (0.34)    $12.04    24.14%    0.69%(8)      3.93%(8)          0.55%(8)       $45,424     76%
       (0.64)    $13.89    21.72%    1.11%         2.29%             0.06%          $83,572     58%
       (0.87)    $16.18    24.08%    1.04%         1.50%                -          $152,531     31%
       (0.63)    $17.27    11.00%    1.11%         1.24%                -           $47,815     63%
       (2.22)    $15.92     5.51%    1.22%         0.77%             0.05%          $77,325     69%
       (0.11)    $10.66     9.28%    0.76%(8)      2.28%(8)          0.35%(8)      $102,822     30%
       (0.30)    $10.51     1.43%    0.84%         1.85%             0.30%         $154,185     74%
       (0.30)    $10.36     1.42%    0.79%         2.32%             0.30%         $143,876     66%
       (0.41)    $10.05     1.00%    0.83%(8)      2.76%(8)          0.30%(8)            -      -
       (0.02)    $20.08    12.85%    1.00%(8)      0.22%(8)             -          $246,613     41%
       (1.74)    $23.55    27.42%    0.94%         0.05%             0.05%         $376,940     20%
       (0.54)    $12.10    23.01%    1.03%         1.61%             0.05%         $154,297    110%
       (0.70)    $14.64    28.22%    1.05%         0.98%             0.01%         $175,521     56%
       (0.83)    $16.89    22.37%    1.01%         0.45%                -          $275,006     40%
       (1.83)    $20.08    33.81%    1.08%         0.12%                -          $140,922     41%
       (1.73)    $23.49    27.07%    1.19%        (0.20%)            0.05%         $320,921     20%
       (0.62)    $12.58    33.17%    1.19%(8)     (0.11%)(8)            -           $95,992     64%

(6) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(7) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(8) Computed on an annualized basis.


Regions Funds
Combined Notes to Financial Statements
November 30, 1999
-------------------------------------------------------------------------------

(1) Organization

Regions Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") at November 30, 1999, which are presented herein:


Portfolio Name                              Investment Objective
-------------------------------------------------------------------------------------------------
Regions Treasury Money Market Fund          Current income consistent with stability of
("Treasury Money Market Fund")              principal and liquidity. The Fund pursues its
                                            objective by investing primarily in a diversified
                                            portfolio limited to short-term U.S. treasury
                                            obligations.
-------------------------------------------------------------------------------------------------
Regions Limited Maturity Government Fund    Current income. The Fund pursues its objective
("Limited Maturity Government Fund")        by investing in a diversified portfolio consisting
                                            primarily of securities which are guaranteed as
                                            to payment of principal and interest by the U.S.
                                            government, its agencies or instrumentalities.
-------------------------------------------------------------------------------------------------
Regions Fixed Income Fund                   Current income with a secondary objective of
("Fixed Income Fund")                       capital appreciation. The Fund pursues its
                                            objective by investing only in high grade debt
                                            securities.
-------------------------------------------------------------------------------------------------
Regions Balanced Fund                       Total return through capital appreciation,
("Balanced Fund")                           dividends, and interest. The Fund pursues its
                                            objective by investing primarily in
                                            a diversified portfolio of common
                                            and preferred stock, fixed-income
                                            securities, and convertible
                                            securities.
-------------------------------------------------------------------------------------------------
Regions Value Fund                          Income and growth of capital. The Fund
("Value Fund")                              pursues its objective by investing primarily in a
                                            diversified portfolio of
                                            income-producing equity securities
                                            such as common and preferred stock,
                                            warrants, and securities (including
                                            debt securities) convertible into
                                            common stocks.
-------------------------------------------------------------------------------------------------
Regions Growth Fund                         Growth of capital and income. The Fund
("Growth Fund")                             pursues its objective by investing principally in
                                            a diversified portfolio of common stocks of
                                            companies with market capitalizations of $5
                                            billion or more.
-------------------------------------------------------------------------------------------------
Regions Aggressive Growth Fund              Long-term capital appreciation. The Fund
("Aggressive Growth Fund")                  pursues its objective by investing primarily in
                                            equity securities of companies with
                                            small to medium-sized market
                                            capitalizations of $5 billion or
                                            less.
-------------------------------------------------------------------------------------------------


Regions Funds
-------------------------------------------------------------------------------

The Funds offer both Trust and Investment classes of shares (except, Aggressive Growth Fund which offers only one class of shares). Investment Shares are identical in all respects to Trust Shares, except the Investment Shares are sold pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Act and have a Shareholder Services Agreement (except, Treasury Money Market Fund and Aggressive Growth Fund). The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On March 15, 1999, Aggressive Growth Fund received a tax-free transfer of assets from the Collective Trust Fund managed by the Adviser as follows:


Collective Trust Fund  Aggressive Growth Fund  Collective Trust Fund    Unrealized
   Units Converted          Shares Issued       Net Assets Received   Appreciation(1)
--------------------------------------------------------------------------------------
       245,956              4,850,689              $48,506,886          $5,305,623

(1) Unrealized appreciation is included in the Collective Trust Fund net assets received above.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations-U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. The Treasury Money Market Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements-It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions-Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are


Regions Funds
-------------------------------------------------------------------------------

recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which may differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating loss. The following reclassifications were made to the financial statements:

                         Paid-In   Undistributed Net   Accumulated Net
Fund                     Capital   Investment Income Realized Gain (Loss)
---------------------- ----------- ----------------- --------------------
Fixed Income Fund              $-         $(912)                $912
----------------------
Balanced Fund               $(534)         $593                 $(59)
----------------------
Value Fund                     $-          $405                $(405)
----------------------
Growth Fund             $(333,584)     $336,250              $(2,666)
----------------------
Aggressive Growth Fund         $-       $53,224             $(53,224)
----------------------

Net investment income, net realized gains (losses), and net assets were not affected by these reclassifications.

Federal Taxes-It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At November 30, 1999, Limited Maturity Government Fund and Fixed Income Fund, for federal tax purposes, had capital loss carryforwards of $148,621 and $2,993,925, respectively, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Pursuant to the Code, such capital loss carryforwards will expire as follows:

                  Expiring in Expiring in Expiring in Expiring in Expiring in
Fund                  2003        2004        2005        2006        2007
----------------- ----------- ----------- ----------- ----------- -----------
Limited Maturity
Government Fund            -           -           -           -     $148,621
-----------------
Fixed Income Fund  $2,216,582     $15,304     $81,761          -     $680,278
----------------

When-Issued and Delayed Delivery Transactions-The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


Regions Funds
-------------------------------------------------------------------------------

Deferred Expenses-The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period of up to five years from each Fund's commencement date.

Use of Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other-Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund Shares were as follows:

                                                       Treasury Money Market Fund
--------------------------------------------------------------------------------------
                                                      Year Ended        Year Ended
Trust Shares                                       November 30, 1999 November 30, 1998
--------------------------------------------------------------------------------------
Shares sold                                             813,472,860       735,928,297
Shares issued to shareholders in payment of
distributions declared                                    1,969,546         1,531,724
Shares redeemed                                        (846,684,535)     (378,903,313)
                                                   ----------------- -----------------
Net change resulting from Trust Share transactions      (31,242,129)      358,556,708
                                                   ----------------- -----------------

                                                      Treasury Money Market Fund
-------------------------------------------------------------------------------------
                                                     Year Ended        Year Ended
Investment Shares                                 November 30, 1999 November 30, 1998
-------------------------------------------------------------------------------------
Shares sold                                            383,914,749       378,489,440
Shares issued to shareholders in payment of
distributions declared                                   3,445,036         2,309,667
Shares redeemed                                       (357,134,611)     (337,086,054)
                                                  ----------------- -----------------
Net change resulting from Investment Share
transactions                                            30,225,174        43,713,053
                                                  ----------------- -----------------
Net change resulting from Fund Share transactions       (1,016,955)      402,269,761
                                                  ----------------- -----------------

                                                Limited Maturity Government Fund
                                      -----------------------------------------------------
                                              Year Ended                Period Ended
                                          November 30, 1999         November 30, 1998(1)
-------------------------------------------------------------------------------------------
Trust Shares                             Shares       Dollars       Shares       Dollars
-------------------------------------------------------------------------------------------
Shares sold                             2,895,955  $ 28,831,443    6,735,107  $ 67,149,621
Shares redeemed                        (1,654,876)  (16,426,519)  (1,210,665)  (12,176,882)
                                      ------------ ------------- ------------ -------------
Net change resulting from Trust Share
transactions                            1,241,079   $12,404,924    5,524,442   $54,972,739
                                      ------------ ------------- ------------ -------------

(1) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.


Regions Funds
-------------------------------------------------------------------------------

                                                    Limited Maturity Government Fund
                                         ------------------------------------------------------
                                                 Year Ended                 Year Ended
                                             November 30, 1999           November 30, 1998
-----------------------------------------------------------------------------------------------
Investment Shares                           Shares       Dollars       Shares       Dollars
-----------------------------------------------------------------------------------------------
Shares sold                                2,367,359  $ 23,571,925    2,615,874   $ 26,154,194
Shares issued to shareholders in payment
of distributions declared                    147,222     1,462,992      132,888      1,329,677
Shares redeemed                           (1,101,106)  (10,941,366)  (7,438,036)   (74,105,672)
                                         ------------ ------------- ------------ --------------
Net change resulting from Investment
Share Transactions                         1,413,475   $14,093,551   (4,689,274)  $(46,621,801)
                                         ------------ ------------- ------------ --------------
Net change resulting from Fund Share
transactions                               2,654,554   $26,498,475      835,168     $8,350,938
                                         ------------ ------------- ------------ --------------

                                Fixed Income Fund
                                -----------------------------------------------------
                                        Year Ended                Period Ended
                                    November 30, 1999         November 30, 1998(1)
-------------------------------------------------------------------------------------
Trust Shares                       Shares       Dollars       Shares       Dollars
-------------------------------------------------------------------------------------
Shares sold                       8,040,148  $ 83,535,984   23,040,304  $239,713,263
Shares redeemed                  (4,942,841)  (50,867,842)  (4,817,136)  (50,660,238)
                                ------------ ------------- ------------ -------------
Net change resulting from Trust
Share transactions                3,097,307   $32,668,142   18,223,168  $189,053,025
                                ------------ ------------- ------------ -------------

                                                            Fixed Income Fund
                                         --------------------------------------------------------
                                                 Year Ended                  Year Ended
                                             November 30, 1999            November 30, 1998
-------------------------------------------------------------------------------------------------
Investment Shares                           Shares       Dollars       Shares         Dollars
-------------------------------------------------------------------------------------------------
Shares sold                                4,417,836  $ 46,037,129     6,793,437     $71,039,561
Shares issued to shareholders in payment
of distributions declared                     88,846       913,517        60,137         631,337
Shares redeemed                           (1,950,716)  (20,105,083)  (22,342,465)   (232,194,363)
                                         ------------ ------------- ------------- ---------------
Net change resulting from Investment
Share transactions                         2,555,966   $26,845,563   (15,488,891)  $(160,523,465)
                                         ------------ ------------- ------------- ---------------
Net change resulting from Fund
Share transactions                         5,653,273   $59,513,705     2,734,277     $28,529,560
                                         ------------ ------------- ------------- ---------------

                                  Balanced Fund
                                -----------------------------------------------
                                      Year Ended             Period Ended
                                   November 30, 1999     November 30, 1998(1)
-------------------------------------------------------------------------------
Trust Shares                      Shares     Dollars      Shares     Dollars
-------------------------------------------------------------------------------
Shares sold                       616,087  $ 9,603,236    856,181  $12,458,022
Shares redeemed                  (301,722)  (4,681,028)  (176,710)  (2,601,037)
                                ---------- ------------ ---------- ------------
Net change resulting from Trust
Share transactions                314,365   $4,922,208    679,471   $9,856,985
                                ---------- ------------ ---------- ------------

(1) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.


Regions Funds
-------------------------------------------------------------------------------

                                                             Balanced Fund
                                         -----------------------------------------------------
                                                 Year Ended                 Year Ended
                                             November 30, 1999          November 30, 1998
----------------------------------------------------------------------------------------------
Investment Shares                           Shares       Dollars       Shares       Dollars
----------------------------------------------------------------------------------------------
Shares sold                                3,867,047  $ 59,827,246    2,457,275  $ 35,487,782
Shares issued to shareholders in payment
of distributions declared                    410,240     6,244,173      323,756     4,425,146
Shares redeemed                           (1,139,365)  (17,672,471)  (1,475,046)  (21,367,858)
                                         ------------ ------------- ------------ -------------
Net change resulting from Investment
Share transactions                         3,137,922   $48,398,948    1,305,985   $18,545,070
                                         ------------ ------------- ------------ -------------
Net change resulting from Fund Share
transactions                               3,452,287   $53,321,156    1,985,456   $28,402,055
                                         ------------ ------------- ------------ -------------

                                                                Value Fund
                                         --------------------------------------------------------
                                                 Year Ended                 Period Ended
                                             November 30, 1999          November 30, 1998(1)
-------------------------------------------------------------------------------------------------
Trust Shares                                Shares       Dollars       Shares         Dollars
-------------------------------------------------------------------------------------------------
Shares sold                                5,389,980  $ 90,265,864    10,264,378    $176,521,417
Shares redeemed                           (1,651,732)  (27,456,710)   (1,119,040)    (18,102,094)
                                         ------------ ------------- ------------- ---------------
Net change resulting from Trust
Share transactions                         3,738,248   $62,809,154     9,145,338    $158,419,323
                                         ------------ ------------- ------------- ---------------

                                                                Value Fund
                                         --------------------------------------------------------
                                                 Year Ended                  Year Ended
                                             November 30, 1999            November 30, 1998
-------------------------------------------------------------------------------------------------
Investment Shares                           Shares       Dollars       Shares         Dollars
-------------------------------------------------------------------------------------------------
Shares sold                                2,885,275  $ 48,953,826     3,622,183     $59,513,590
Shares issued to shareholders in payment
of distributions declared                    369,020     5,835,363        55,619         875,469
Shares redeemed                           (1,164,029)  (19,761,600)  (10,339,476)   (177,882,373)
                                         ------------ ------------- ------------- ---------------
Net change resulting from Investment
Share transactions                         2,090,266   $35,027,589    (6,661,674)  $(117,493,314)
                                         ------------ ------------- ------------- ---------------
Net change resulting from Fund
Share transactions                         5,828,514   $97,836,743     2,483,664     $40,926,009
                                         ------------ ------------- ------------- ---------------

                                   Growth Fund
                                -----------------------------------------------------
                                        Year Ended                Period Ended
                                    November 30, 1999         November 30, 1998(1)
-------------------------------------------------------------------------------------
Trust Shares                       Shares       Dollars       Shares       Dollars
-------------------------------------------------------------------------------------
Shares sold                       6,123,410  $131,122,355   13,907,936  $245,366,236
Shares redeemed                  (2,396,001)  (51,186,442)  (1,627,209)  (29,392,290)
                                ------------ ------------- ------------ -------------
Net change resulting from Trust
Share transactions                3,727,409   $79,935,913   12,280,727  $215,973,946
                                ------------ ------------- ------------ -------------

(1) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

Regions Funds
-------------------------------------------------------------------------------

                                                               Growth Fund
                                         --------------------------------------------------------
                                                 Year Ended                  Year Ended
                                             November 30, 1999            November 30, 1998
-------------------------------------------------------------------------------------------------
Investment Shares                           Shares       Dollars       Shares         Dollars
-------------------------------------------------------------------------------------------------
Shares sold                                8,204,849  $176,382,597     4,942,544     $82,635,284
Shares issued to shareholders in payment
of distributions declared                    621,950    12,706,860       512,106       7,454,900
Shares redeemed                           (2,186,242)  (47,384,557)  (14,721,586)   (259,561,081)
                                         ------------ ------------- ------------- ---------------
Net change resulting from Investment
Share Transactions                         6,640,557  $141,704,900    (9,266,936)  $(169,470,897)
                                         ------------ ------------- ------------- ---------------
Net change resulting from Fund
Share transactions                        10,367,966  $221,640,813     3,013,791     $46,503,049
                                         ------------ ------------- ------------- ---------------

                                                                            Aggressive Growth Fund
                                                                          --------------------------
                                                                                 Period Ended
                                                                             November 30, 1999(1)
----------------------------------------------------------------------------------------------------
                                                                             Shares       Dollars
----------------------------------------------------------------------------------------------------
Shares sold                                                                 4,086,443   $45,265,053
Shares issued in connection with the tax-free transfer of assets from the
Collective Trust Fund                                                       4,850,689    48,506,886
Shares issued to shareholders in payment of distributions declared             20,229       215,841
Shares redeemed                                                            (1,328,475)  (14,779,281)
                                                                          ------------ -------------
Net change resulting from Fund Share transactions                           7,628,886   $79,208,499
                                                                          ------------ -------------

(1) Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.


(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee-The Capital Management Group, a unit of the Trust Division of Regions Bank, a wholly owned subsidiary of Regions Financial Corp., is the Trust's investment adviser (the "Adviser"), and receives for its services an annual investment adviser fee based upon a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

                                 Investment Adviser
Fund Name                          Fee Percentage
-------------------------------- ------------------
Treasury Money Market Fund            0.50%
--------------------------------
Limited Maturity Government Fund      0.70%
--------------------------------
Fixed Income Fund                     0.75%
--------------------------------
Balanced Fund                         0.80%
--------------------------------
Value Fund                            0.80%
--------------------------------
Growth Fund                           0.80%
--------------------------------
Aggressive Growth Fund                0.75%
--------------------------------

Regions Funds
-------------------------------------------------------------------------------

Administrative Fee-Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period.

Distribution Services Fee-The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds' Investment Shares to finance activities intended to result in the sale of the Funds' Investment Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

                                  % of avg. daily net
                                 assets of each Fund's
Fund Name                          Investment Shares
-------------------------------- ---------------------
Treasury Money Market Fund              0.40%
--------------------------------
Limited Maturity Government Fund        0.25%
--------------------------------
Fixed Income Fund                       0.30%
--------------------------------
Balanced Fund                           0.30%
--------------------------------
Value Fund                              0.30%
--------------------------------
Growth Fund                             0.30%
--------------------------------
Aggressive Growth Fund                  0.30%
--------------------------------

For the year ended November 30, 1999 Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund and Aggressive Growth Fund did not incur a distribution services fee.

Shareholder Services Fee-Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds, except Treasury Money Market Fund and Aggressive Growth Fund, will pay FSSC based upon a percentage of each Fund's Investment Shares average daily net assets for the period (see below). The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

                                  % of avg. daily net
                                 assets of each Fund's
Fund Name                          Investment Shares
-------------------------------- ---------------------
Limited Maturity Government Fund        0.25%
--------------------------------
Fixed Income Fund                       0.25%
--------------------------------
Balanced Fund                           0.25%
--------------------------------
Value Fund                              0.25%
--------------------------------
Growth Fund                             0.25%
--------------------------------

Transfer Agent and Dividend Disbursing Agent Fees-Federated Services Company ("FServ"), through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees-FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Regions Funds
-------------------------------------------------------------------------------

Interfund Transactions-During the year ended November 30, 1999, Treasury Money Market Fund and Aggressive Growth Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $518,028,247 and $529,613,691, respectively.

Custodian Fees-Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses-Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following the Funds' effective dates. For the year ended November 30, 1999, the Funds paid FAS, pursuant to this agreement, as follows:

                                     Initial     Organizational
                                  Organizational    Expenses
Fund                                Expenses       Reimbursed
-------------------------------- --------------  --------------
Limited Maturity Government Fund        $26,082         $2,677
--------------------------------
Balanced Fund                           $24,457         $5,018
--------------------------------
Value Fund                              $18,322         $4,232
--------------------------------

General-Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended November 30, 1999, were as follows:


Fund                               Purchases      Sales
-------------------------------- ------------ ------------
Limited Maturity Government Fund  $48,529,895  $22,019,831
--------------------------------
Fixed Income Fund                $106,608,607  $45,423,160
--------------------------------
Balanced Fund                     $81,471,586  $33,837,812
--------------------------------
Value Fund                       $234,704,336 $167,852,380
--------------------------------
Growth Fund                      $279,039,657 $107,170,298
--------------------------------
Aggressive Growth Fund           $100,003,831  $38,808,775
--------------------------------


Independent Auditors' Report
-------------------------------------------------------------------------------

To the Board of Trustees and the Shareholders of REGIONS FUNDS:

We have audited the accompanying statements of assets and liabilities of Regions Funds (the "Funds") (comprising the following portfolios: Regions Treasury Money Market Fund, Regions Limited Maturity Government Fund, Regions Fixed Income Fund, Regions Balanced Fund, Regions Value Fund, Regions Growth Fund and Regions Aggressive Growth Fund), including the portfolios of investments, as of November 30, 1999, and the related statements of operations for the year and period then ended, the statements of changes in net assets for the years and period ended November 30, 1999 and 1998, and the financial highlights for each of the years and period presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Regions Funds as of November 30, 1999, the results of their operations, the changes in their net assets; and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
January 18, 2000


Trustees                                 Officers
--------------------------------------------------------------------------------
John F. Donahue                          John F. Donahue
Thomas G. Bigley                          Chairman
John T. Conroy, Jr.                      Edward C. Gonzales
Nicholas P. Constantakis                  President and Treasurer
John F. Cunningham                       J. Christopher Donahue
J. Christopher Donahue                    Executive Vice President
Lawrence D. Ellis, M.D.                  John W. McGonigle
Peter E. Madden                           Executive Vice President and Secretary
Charles F. Mansfield, Jr.                Richard B. Fisher
John E. Murray, Jr., J.D., S.J.D.         Vice President
Marjorie P. Smuts                        Charles L. Davis, Jr.
John S. Walsh                             Vice President and Assistant Treasurer
                                         Gail Cagney
                                          Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.


Regions Aggressive Growth Fund                 RAGRX          75913Q845
Regions Balanced Fund Trust Shares             FPALX          75913Q209
Regions Balanced Fund Investment Shares        FPBLX          75913Q100
Regions Fixed Income Fund Trust Shares         RFIFX          75913Q803
Regions Fixed Income Fund Investment Shares    FPFTX          75913Q704
Regions Growth Fund Trust Shares               RGRAX          75913Q407
Regions Growth Fund Investment Shares          FPETX          75913Q308
Regions Limited Maturity Gov't Fund
  Trust Shares                                 RLMGX          75913Q852
Regions Limited Maturity Gov't Fund
  Investment Shares                            FPLGX          75913Q860
Regions Treasury Money Market Fund
  Trust Shares                                 FITXX          75913Q878
Regions Treasury Money Market Fund
  Investment Shares                            FPIXX          75913Q886
Regions Value Fund Trust Shares                RVLAX          75913Q605
Regions Value Fund Investment Shares           FPEIX          75913Q506


                    Federated Securities Corp., Distributor
-------------------------------------------------------------------------------

[LOGO OF REGIONS FUNDS]
                  Funds

007575 (1/00)
                                                                          TRU166

APPENDIX

A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Trust Shares of Limited Maturity Government Fund (the "Fund") are represented by a solid line. The Merrill Lynch 1-3 Year Government/Corporate Index (the "Merrill Lynch Index") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Trust Shares of the Fund and the Merrill Lynch Index. The "x" axis reflects computation periods from 5/20/98 to 11/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Trust Shares as compared to the Merrill Lynch Index. The ending values were $26,581 and $26,889, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Trust Shares Average Annual Total Returns for the one-year period ended 11/30/99 and from the start of performance of the Fund's Trust Shares (5/20/98) to 11/30/99. The total returns were 2.64% and 4.08%, respectively.

A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Investment Shares of Limited Maturity Government Fund (the "Fund") are represented by a solid line. The Merrill Lynch 1-3 Year Government/Corporate Index (the "Merrill Lynch Index") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Investment Shares of the Fund and the Merrill Lynch Index. The "x" axis reflects computation periods from 12/12/93 to 11/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Investment Shares as compared to the Merrill Lynch Index. The ending values were $12,843 and $13,873,respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Investment Shares Average Annual Total Returns for the one-year and five-year periods ended 11/30/99 and from the start of performance of the Fund's Investment Shares (12/12/93) to 11/30/99. The total returns were (0.55%), 5.52%, and 4.64%, respectively.

A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Trust Shares of Fixed Income Fund (the "Fund") are represented by a solid line. The Merrill Lynch 1-10 Year Government/Corporate Index (the "Merrill Lynch Index")is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Trust Shares of the Fund and the Merrill Lynch Index. The "x" axis reflects computation periods from 5/20/98 to 11/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Trust Shares as compared to the Merrill Lynch Index. The ending values were $26,280 and $26,554, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Trust Shares Average Annual Total Returns for the one-year period ended 11/30/99 and from the start of performance of the Fund's Trust Shares (5/20/98)to 11/30/99. The total returns were 0.25% and 3.31%, respectively.

A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Investment Shares of Fixed Income Fund (the "Fund") are represented by a solid line. The Merrill Lynch 1-10 Year Government/Corporate Index (the "Merrill Lynch Index")is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Investment Shares of the Fund and the Merrill Lynch Index. The "x" axis reflects computation periods from 4/20/92 to 11/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Investment Shares as compared to the Merrill Lynch Index. The ending values were $15,301 and $16,256, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Investment Shares Average Annual Total Returns for the one-year and five-year periods ended 11/30/99 and from the start of performance of the Fund's Investment Shares (4/20/92) to 11/30/99. The total returns were (2.87%), 6.81% and 6.02%, respectively.

A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Trust Shares of Balanced Fund (the "Fund") are represented by a solid line. The Standard & Poor's 500 Index/Lehman Brothers Government/Corporate Index (the "S&P/Lehman Index") is represented by a broken line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a line of dots and dashes. The Lehman Brothers Government Corporate Index (the "LBGCI") is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Trust Shares of the Fund, the S&P/Lehman Index, the S&P 500 and the LBGCI. The "x" axis reflects computation periods from 5/20/98 to 11/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Trust Shares as compared to the S&P/Lehman Index, S&P 500 and LBGCI. The ending values were $29,432, 29,075, 31,678 and $26,409, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Trust Shares Average Annual Total Returns for the one-year period ended 11/30/99 and from the start of performance of the Fund's Trust Shares (5/20/98) to11/30/99. The total returns were 10.14% and 11.22%, respectively.

A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Investment Shares of Balanced Fund (the "Fund") are represented by a solid line. The Standard & Poor's 500 Index/Lehman Brothers Government/Corporate Index (the "S&P/Lehman Index") is represented by a broken line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a line of dots and dashes. The Lehman Brothers Government Corporate Index (the "LBGCI") is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Investment Shares of the Fund, the S&P/Lehman Index, the S&P 500 and the LBGCI. The "x" axis reflects computation periods from 12/19/94 to 11/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Investment Shares as compared to the S&P/Lehman Index, S&P 500, and LBGCI. The ending values were $20,108, $22,455, $33,302 and $14,611, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Investment Shares Average Annual Total Returns for the one-year period ended 11/30/99 and from the start of performance of the Fund's Investment Shares(12/19/94) to 11/30/99. The total returns were 6.82% and 15.62%, respectively.

A7. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Trust Shares of Value Fund (the "Fund") are represented by a solid line. The S&P 500/Barra Value Index (the "S&P/Barra Index") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Trust Shares of the Fund and the S&P/Barra Index. The "x" axis reflects computation periods from 5/20/98 to11/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Trust Shares as compared to the S&P/Barra Index. The ending values were $26,572 and $27,627, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Trust Shares Average Annual Total Returns for the one-year period ended 11/30/99 and from the start of performance of the Fund's Trust Shares (5/20/98) to 11/30/99. The total returns were 5.76% and 4.06%, respectively.

A8. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Investment Shares of Value Fund (the "Fund") are represented by a solid line. The S&P500/Barra Value Index (the "S&P/Barra Index") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Investment Shares of the Fund and the S&P/Barra Index. The "x" axis reflects computation periods from 12/19/94 to11/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Investment Shares as compared to the S&P/Barra Index. The ending values were$21,519 and $24,405, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Investment Shares Average Annual Total Returns for the one-year period ended 11/30/99 and from the start of performance of the Fund's Investment Shares (12/19/94) to 11/30/99. The total returns were 2.74% and 17.22%, respectively.

A9. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Trust Shares of Growth Fund (the "Fund") are represented by a solid line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Trust Shares of the Fund and the S&P 500. The "x" axis reflects computation periods from 5/20/98 to 11/30/99.The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Trust Shares as compared to the S&P 500. The ending values were $35,948 and $31,678, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Trust Shares Average Annual Total Returns for the one-year period ended 11/30/99 and from the start of performance of the Fund's Trust Shares (5/20/98) to 11/30/99. The total returns were 27.42% and 26.71%, respectively.

A10. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Investment Shares of Growth Fund (the "Fund") are represented by a solid line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Investment Shares of the Fund and the S&P 500. The "x" axis reflects computation periods from 4/20/92 to11/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Investment Shares as compared to the S&P 500. The ending values were $35,891 and $40,147, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Investment Shares Average Annual Total Returns for the one-year and five-year periods ended 11/30/99 and from the start of performance of the Fund's Investment Shares (4/20/94) to 11/30/99. The total returns were 24.07%, 26.83% and 18.58%, respectively.

A11. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Aggressive Growth Fund (the "Fund") is represented by a solid line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a dotted line. The Standard & Poor's Midcap 400/Barra Growth Index (the "S&P MC400/BG") is represented by a line of dots and dashes. The Lipper Midcap Growth Funds Index (the "LMGF") is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund, the S&P 500, the S&P MC400/BG and the LMGF. The "x" axis reflects computation periods from 7/1/93 to 11/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500, S&P MC400/BG and LMGF. The ending values were $28,379, $37,001, $23,076 and $35,450, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Average Annual Total Returns for the one-year and five-year periods ended 11/30/99 and from the start of performance of the Fund (6/30/93) to 11/30/99. The total returns were 47.42%, 25.20%, and 17.84%, respectively.